Developed International Equity Select ETF (RNDM)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.7%
	Australia – 5.4%
9,618	APA Group	$74,820
1,168	ASX Ltd.	65,876
3,463	Australia & New Zealand Banking Group Ltd.	52,659
3,352	Brambles Ltd.	24,780
3,031	Coles Group Ltd.	37,261
904	Commonwealth Bank of Australia	56,396
272	CSL Ltd.	50,515
2,966	Lendlease Corp., Ltd.	18,651
470	Macquarie Group Ltd.	53,370
31,032	Medibank Pvt Ltd.	69,614
2,954	National Australia Bank Ltd.	55,848
1,121	Ramsay Health Care Ltd.	56,671
2,059	Sonic Healthcare Ltd.	46,915
8,595	Suncorp Group Ltd.	65,141
86,097	Tabcorp Holdings Ltd.	63,291
15,015	Telstra Corp., Ltd.	39,902
2,451	Transurban Group	24,328
1,496	Wesfarmers Ltd.	43,277
3,943	Westpac Banking Corp.	53,072
1,457	Woolworths Group Ltd.	35,803
		988,190
	Austria – 0.3%
92	ANDRITZ AG	3,706
162	BAWAG Group AG (b) (c)	6,818
225	Erste Group Bank AG	5,706
184	OMV AG	8,631
576	Raiffeisen Bank International AG	6,241
152	Verbund AG	14,870
158	voestalpine AG	3,358
		49,330
	Belgium – 0.8%
59	Ackermans & van Haaren N.V.	8,811
219	Ageas S.A./N.V.	9,634
626	Anheuser-Busch InBev S.A./N.V.	33,693
29	D’ieteren Group	4,242
43	Elia Group S.A./N.V.	6,092
906	Etablissements Franz Colruyt N.V.	24,638
107	Groupe Bruxelles Lambert S.A.	8,935
166	KBC Group N.V.	9,314
173	Proximus S.A.D.P.	2,550
30	Sofina S.A.	6,130
98	Solvay S.A.	7,941
152	UCB S.A.	12,845
223	Umicore S.A.	7,787
		142,612
	Bermuda – 0.3%
1,800	Hongkong Land Holdings Ltd.	9,036
6,942	Hopson Development Holdings Ltd.	10,599
Shares	Description	Value

	Bermuda (Continued)
200	Jardine Matheson Holdings Ltd.	$10,512
18,489	Man Wah Holdings Ltd.	19,981
		50,128
	Canada – 8.9%
1,630	Algonquin Power & Utilities Corp.	21,907
1,129	AltaGas Ltd.	23,822
803	Bank of Montreal	77,218
1,319	Bank of Nova Scotia (The)	78,062
818	BCE, Inc.	40,207
1,557	Canadian Imperial Bank of Commerce	75,612
825	Canadian Utilities Ltd., Class A	24,605
510	Emera, Inc.	23,891
4,759	Enbridge, Inc.	200,978
511	Fortis, Inc.	24,157
3,207	Great-West Lifeco, Inc.	78,306
938	Hydro One Ltd. (b) (c)	25,221
640	Intact Financial Corp.	90,272
1,049	Metro, Inc.	56,305
1,233	National Bank of Canada	80,913
3,053	Power Corp. of Canada	78,555
801	Rogers Communications, Inc., Class B	38,382
858	Royal Bank of Canada	83,081
1,693	Sun Life Financial, Inc.	77,574
3,884	TC Energy Corp.	201,200
1,735	TELUS Corp.	38,644
919	TMX Group Ltd.	93,528
1,191	Toronto-Dominion Bank (The)	78,102
		1,610,542
	Cayman Islands – 0.4%
1,623	CK Asset Holdings Ltd.	11,479
1,593	CK Hutchison Holdings Ltd.	10,770
7,200	Shimao Group Holdings Ltd. (d) (e)	4,056
12,444	Sino Biopharmaceutical Ltd.	7,882
2,667	SITC International Holdings Co., Ltd.	7,545
9,733	WH Group Ltd. (b) (c)	7,517
2,400	Wharf Real Estate Investment Co., Ltd.	11,439
4,444	Xinyi Glass Holdings Ltd.	10,658
		71,346
	Denmark – 2.5%
14	AP Moller - Maersk A.S., Class B	32,655
84	Carlsberg A.S., Class B	10,699
541	Chr Hansen Holding A.S.	39,377
262	Coloplast A.S., Class B	29,841
575	Danske Bank A.S.	8,126
879	Demant A.S. (f)	32,980
217	DSV A.S.	30,305

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark (Continued)
109	Genmab A.S. (f)	$35,276
808	GN Store Nord A.S.	28,313
6,911	H Lundbeck A.S.	33,564
1,728	H Lundbeck A.S., Class A (f)	8,292
359	Novo Nordisk A.S., Class B	39,817
581	Novozymes A.S., Class B	34,872
242	Orsted A.S. (b) (c)	25,296
109	Pandora A.S.	6,857
111	Royal Unibrew A.S.	9,828
172	Topdanmark A.S.	8,952
395	Tryg A.S.	8,868
1,226	Vestas Wind Systems A/S	25,893
		449,811
	Finland – 1.2%
412	Elisa Oyj	23,151
556	Fortum Oyj	8,341
349	Kesko Oyj, Class B	8,233
190	Kojamo Oyj	3,277
216	Kone Oyj, Class B	10,267
1,337	Metso Outotec Oyj	10,018
501	Neste Oyj	22,177
4,512	Nokia Oyj	20,991
3,522	Nordea Bank Abp	30,986
778	Sampo Oyj, Class A	33,851
1,009	Stora Enso Oyj, Class R	15,824
606	UPM-Kymmene Oyj	18,423
364	Valmet Oyj	8,930
1,237	Wartsila OYJ Abp	9,632
		224,101
	France – 9.2%
718	Air Liquide S.A.	96,401
1,941	AXA S.A.	44,058
11,267	Bollore SE	52,188
1,693	Bouygues S.A.	52,090
2,065	Bureau Veritas S.A.	52,910
1,415	Carrefour S.A.	25,038
556	Danone S.A.	31,032
2,827	Dassault Systemes SE	104,030
1,192	Edenred	56,175
574	Eiffage S.A.	51,659
687	Eurazeo SE	42,549
3,277	Getlink SE	57,796
5,031	La Francaise des Jeux SAEM (b) (c)	174,089
620	Legrand S.A.	45,780
497	L’Oreal S.A.	171,510
2,414	Orange S.A.	28,384
139	Pernod Ricard S.A.	25,535
149	Remy Cointreau S.A.	26,029
2,467	Sanofi	249,067
1,429	SEB S.A.	137,098
155	Teleperformance	47,641
576	Vinci S.A.	51,284
Shares	Description	Value

	France (Continued)
557	Wendel SE	$46,551
		1,668,894
	Germany – 7.6%
218	Allianz SE	41,606
450	BASF SE	19,582
860	Bayer AG	51,118
243	Beiersdorf AG	24,823
317	Brenntag SE	20,630
290	Deutsche Boerse AG	48,503
2,703	Deutsche Telekom AG	53,667
5,974	E.ON SE	50,134
924	Evonik Industries AG	19,715
879	Fresenius Medical Care AG & Co., KGaA	43,874
1,602	Fresenius SE & Co., KGaA	48,518
710	FUCHS PETROLUB SE (Preference Shares)	19,792
3,147	GEA Group AG	108,468
309	Hannover Rueck SE	44,849
2,273	HeidelbergCement AG	109,190
4,716	Henkel AG & Co., KGaA (Preference Shares)	290,498
277	LEG Immobilien SE	22,967
195	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	45,815
635	SAP SE	57,847
1,229	Scout24 AG (b) (c)	63,096
214	Symrise AG	23,289
1,182	Talanx AG	44,989
18,535	Telefonica Deutschland Holding AG	53,221
2,050	United Internet AG	58,498
675	Vonovia SE	20,797
		1,385,486
	Greece – 0.0%
281	Hellenic Telecommunications Organization S.A.	4,879
23	OPAP S.A.	329
		5,208
	Hong Kong – 2.2%
7,851	AIA Group Ltd.	85,096
1,868	CLP Holdings, Ltd.	15,498
3,111	Galaxy Entertainment Group Ltd.	18,555
5,836	Hang Lung Properties Ltd.	11,067
4,224	Hang Seng Bank Ltd.	74,556
2,780	Henderson Land Development Co., Ltd.	10,416
14,417	Hong Kong & China Gas Co., Ltd.	15,525
1,715	Hong Kong Exchanges & Clearing Ltd.	84,364
1,902	MTR Corp., Ltd.	9,938

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
3,393	New World Development Co., Ltd.	$12,172
2,421	Power Assets Holdings Ltd.	15,226
8,905	Sino Land Co., Ltd.	13,142
964	Sun Hung Kai Properties Ltd.	11,388
1,640	Swire Pacific Ltd., Class A	9,771
1,156	Techtronic Industries Co., Ltd.	12,058
		398,772
	Ireland – 0.8%
2,142	AIB Group PLC	4,880
739	Bank of Ireland Group PLC	4,671
692	CRH PLC	23,931
1,043	DCC PLC	64,727
188	Kerry Group PLC, Class A	17,995
282	Kingspan Group PLC	16,963
255	Ryanair Holdings PLC, ADR (f)	17,149
		150,316
	Israel – 0.4%
46	Azrieli Group Ltd.	3,219
1,072	Bank Hapoalim BM	8,949
986	Bank Leumi Le-Israel BM	8,765
27	Elbit Systems Ltd.	6,162
786	ICL Group Ltd.	7,131
1,706	Israel Discount Bank Ltd., Class A	8,869
272	Mizrahi Tefahot Bank Ltd.	8,994
78	Nice, Ltd.	14,973
1,397	Teva Pharmaceutical Industries Ltd. (f)	10,679
		77,741
	Italy – 1.7%
9,639	A2A S.p.A.	12,243
124	Amplifon S.p.A.	3,801
958	Assicurazioni Generali S.p.A.	15,285
472	Atlantia S.p.A.	11,070
2,566	Banca Mediolanum S.p.A.	16,882
232	De’ Longhi S.p.A.	4,313
2,469	Enel S.p.A.	13,506
2,458	Eni S.p.A.	29,179
1,440	FinecoBank Banca Fineco S.p.A.	17,233
4,478	Hera S.p.A.	12,952
1,144	Infrastrutture Wireless Italiane S.p.A. (b) (c)	11,610
195	Interpump Group S.p.A.	7,434
9,553	Intesa Sanpaolo S.p.A.	17,820
2,573	Italgas S.p.A.	14,978
2,159	Mediobanca Banca di Credito Finanziario S.p.A.	18,684
113	Moncler S.p.A.	4,847
849	Nexi S.P.A (b) (c) (f)	7,032
1,163	Pirelli & C S.p.A. (b) (c)	4,724
1,929	Poste Italiane S.p.A. (b) (c)	18,015
Shares	Description	Value

	Italy (Continued)
288	Prysmian S.p.A.	$7,910
110	Recordati Industria Chimica e Farmaceutica S.p.A.	4,785
6,245	Snam S.p.A.	32,716
1,924	Terna-Rete Elettrica Nazionale S.p.A.	15,098
		302,117
	Japan – 18.5%
900	Chubu Electric Power Co., Inc.	9,061
14,300	Hitachi Metals Ltd. (f)	216,376
34,100	Japan Post Holdings Co., Ltd.	243,561
2,600	Japan Tobacco, Inc. (g)	44,956
1,000	Kansai Electric Power (The) Co., Inc.	9,906
1,100	Kao Corp.	44,363
3,000	KDDI Corp.	94,833
3,000	Kirin Holdings Co., Ltd.	47,262
800	MEIJI Holdings Co., Ltd.	39,269
1,700	Mitsubishi Estate Co., Ltd.	24,670
19,600	Mizuho Financial Group, Inc.	222,898
3,300	Nippon Telegraph & Telephone Corp.	94,758
600	Nissin Foods Holdings Co., Ltd.	41,436
600	Osaka Gas Co., Ltd.	11,480
8,500	Secom Co., Ltd.	525,173
31,700	Sekisui House Ltd.	555,241
8,300	Softbank Corp.	92,158
14,400	Takeda Pharmaceutical Co., Ltd.	405,212
500	Tokyo Gas Co., Ltd.	10,344
36,600	USS Co., Ltd.	633,648
		3,366,605
	Jersey – 0.4%
596	Ferguson PLC	66,660
	Luxembourg – 0.0%
417	ArcelorMittal S.A.	9,400
	Netherlands – 4.2%
443	Aalberts N.V.	17,265
1,508	ABN AMRO Bank N.V. (b) (c)	16,933
11	Adyen N.V. (b) (c) (f)	16,000
3,657	Aegon N.V.	15,820
156	Akzo Nobel N.V.	10,237
58	Argenx SE (f)	21,729
240	ASM International N.V.	60,010
131	ASML Holding N.V.	62,580
416	ASR Nederland N.V.	16,815
1,025	BE Semiconductor Industries N.V.	49,271
683	Davide Campari-Milano N.V.	7,183
624	Euronext N.V. (b) (c)	50,940
286	EXOR N.V.	17,827
371	Heineken Holding N.V.	27,001
305	Heineken N.V.	27,807

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Netherlands (Continued)
79	IMCD N.V.	$10,841
1,897	ING Groep N.V.	18,749
907	Koninklijke Ahold Delhaize N.V.	23,629
163	Koninklijke DSM N.V.	23,419
3,378	Koninklijke KPN N.V.	12,040
1,073	Koninklijke Philips N.V.	23,113
383	NN Group N.V.	17,395
381	OCI N.V.	12,569
1,643	Prosus N.V.	107,577
377	Randstad N.V.	18,253
486	Signify N.V. (b) (c)	16,109
637	Wolters Kluwer N.V.	61,788
		762,900
	New Zealand – 0.2%
2,714	Auckland International Airport Ltd. (f)	12,170
305	EBOS Group Ltd.	7,431
519	Fisher & Paykel Healthcare Corp., Ltd.	6,476
2,389	Spark New Zealand Ltd.	7,162
155	Xero Ltd. (f)	8,234
		41,473
	Norway – 0.8%
283	Adevinta ASA (f)	2,044
90	Aker ASA, Class A	6,908
769	Aker BP ASA	26,709
366	DNB Bank ASA	6,560
772	Equinor ASA	26,848
335	Gjensidige Forsikring ASA	6,785
141	Kongsberg Gruppen ASA	5,053
803	Leroy Seafood Group ASA	5,703
274	Mowi ASA	6,234
167	Nordic Semiconductor ASA (f)	2,591
1,293	Norsk Hydro ASA	7,241
831	Orkla ASA	6,642
93	Salmar ASA	6,539
174	Schibsted ASA, Class A	3,107
829	Storebrand ASA	5,900
823	Telenor ASA	10,946
212	TOMRA Systems ASA	3,932
245	Yara International ASA	10,238
		149,980
	Portugal – 0.2%
3,345	EDP - Energias de Portugal S.A.	15,606
594	Galp Energia SGPS S.A.	6,962
314	Jeronimo Martins SGPS S.A.	6,825
		29,393
	Singapore – 1.1%
1,500	DBS Group Holdings Ltd.	32,045
7,500	Genting Singapore Ltd.	3,887
200	Jardine Cycle & Carriage Ltd.	4,073
Shares	Description	Value

	Singapore (Continued)
1,800	Keppel Corp., Ltd.	$8,408
4,400	Oversea-Chinese Banking Corp., Ltd.	36,073
1,100	Singapore Airlines Ltd. (f)	4,038
5,500	Singapore Exchange Ltd.	37,450
3,800	Singapore Technologies Engineering Ltd.	11,160
10,100	Singapore Telecommunications Ltd.	18,393
1,700	United Overseas Bank Ltd.	32,120
3,500	Wilmar International Ltd.	10,178
		197,825
	South Korea – 4.4%
318	Hana Financial Group, Inc.	9,637
134	Hyundai Glovis Co., Ltd.	18,525
165	Hyundai Mobis Co., Ltd.	25,289
196	Hyundai Motor Co.	27,247
1,426	Industrial Bank of Korea	10,565
252	KB Financial Group, Inc.	9,345
479	Kia Corp.	28,517
353	Korea Electric Power Corp. (f)	6,131
135	Korea Zinc Co., Ltd.	50,687
1,174	Korean Air Lines Co., Ltd. (f)	22,786
702	KT Corp., ADR	9,800
151	KT&G Corp.	9,560
14	LG H&H Co. Ltd.	7,332
1,808	Mirae Asset Securities Co., Ltd.	9,218
442	NAVER Corp.	81,701
227	Samsung C&T Corp.	21,504
2,162	Samsung Electronics Co., Ltd.	94,912
71	Samsung Fire & Marine Insurance Co., Ltd.	10,991
235	Samsung Life Insurance Co., Ltd.	11,330
253	Samsung SDI Co., Ltd.	103,663
1,087	Samsung SDS Co., Ltd.	108,834
373	Shinhan Financial Group Co., Ltd.	10,644
220	SK Telecom Co., Ltd.	8,811
622	SK, Inc.	102,996
1,008	Woori Financial Group, Inc.	9,394
		809,419
	Spain – 2.5%
53	Acciona S.A.	9,747
374	ACS Actividades de Construccion y Servicios S.A.	9,065
61	Aena SME S.A. (b) (c) (f)	7,751
547	Amadeus IT Group S.A. (f)	30,473
5,030	Banco Bilbao Vizcaya Argentaria S.A.	22,827
8,454	Banco Santander S.A.	23,814
4,923	Bankinter S.A.	30,707
8,518	CaixaBank S.A.	29,609

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain (Continued)
714	Cellnex Telecom S.A. (b) (c)	$27,707
542	Enagas S.A.	11,968
1,285	Endesa S.A.	24,239
380	Ferrovial S.A.	9,633
349	Fluidra S.A.	7,073
570	Grifols S.A. (f)	10,773
2,562	Iberdrola S.A.	26,569
1,434	Industria de Diseno Textil S.A.	32,445
13,794	Mapfre S.A.	24,314
936	Naturgy Energy Group S.A.	26,945
1,366	Red Electrica Corp. S.A.	25,803
916	Repsol S.A.	13,487
684	Siemens Gamesa Renewable Energy S.A. (f)	12,838
7,109	Telefonica S.A.	36,221
		454,008
	Sweden – 3.0%
538	AAK AB	8,778
1,263	Alfa Laval AB	30,446
1,612	Assa Abloy AB, Class B	34,242
3,405	Atlas Copco AB, Class A	31,811
307	Axfood AB	8,832
713	Castellum AB	9,162
1,698	Electrolux AB, Class B	22,850
2,032	Epiroc AB, Class A	31,375
424	Essity AB, Class B	11,071
1,192	Fabege AB	11,254
2,958	Hexagon AB, Class B	30,723
461	Holmen AB, Class B	18,697
985	Industrivarden AB, Class C	21,905
1,261	Investor AB, Class B	20,731
541	L E Lundbergforetagen AB, Class B	21,995
2,537	Skandinaviska Enskilda Banken AB, Class A	24,899
1,944	Skanska AB, Class B	29,797
1,326	Svenska Cellulosa AB SCA, Class B	19,806
2,991	Svenska Handelsbanken AB, Class A	25,560
1,843	Swedbank AB, Class A	23,295
1,328	Swedish Match AB	13,527
2,115	Tele2 AB, Class B	24,086
7,291	Telia Co., AB	27,925
2,327	Volvo AB, Class B	36,027
		538,794
	Switzerland – 9.9%
1,397	ABB Ltd.	37,257
314	Baloise Holding AG	51,278
647	Banque Cantonale Vaudoise	50,762
52	Barry Callebaut AG	116,022
25	BKW AG	2,611
Shares	Description	Value

	Switzerland (Continued)
10	Chocoladefabriken Lindt & Spruengli AG	$101,713
542	DKSH Holding AG	44,738
112	Emmi AG	109,108
27	EMS-Chemie Holding AG	20,095
74	Geberit AG	35,564
6	Givaudan S.A.	21,099
430	Helvetia Holding AG	50,313
931	Holcim AG	39,838
943	Nestle S.A.	110,080
4,562	Novartis AG	386,359
65	PSP Swiss Property AG	7,231
1,011	Roche Holding AG	337,353
212	Schindler Holding AG	38,663
327	SFS Group AG	33,054
16	SGS S.A.	36,621
87	Swiss Life Holding AG	42,377
86	Swiss Prime Site AG	7,545
589	Swiss Re AG	45,644
32	Swisscom AG	17,678
114	Zurich Insurance Group AG	49,581
		1,792,584
	United Kingdom – 10.7%
30,627	Aviva PLC	149,614
8,618	BAE Systems PLC	87,094
3,360	Berkeley Group Holdings PLC	152,316
2,089	British American Tobacco PLC	89,499
2,083	Bunzl PLC	68,944
1,727	Diageo PLC	74,221
49,729	Direct Line Insurance Group PLC	152,367
18,721	GSK PLC	402,364
4,144	Imperial Brands PLC	92,617
2,005	National Grid PLC	25,676
22,281	Phoenix Group Holdings PLC	160,132
1,144	Reckitt Benckiser Group PLC	85,923
5,273	RELX PLC	142,883
2,666	Sage Group (The) PLC	20,601
764	Severn Trent PLC	25,287
1,344	SSE PLC	26,439
24,180	Tesco PLC	75,205
1,932	Unilever PLC	87,511
2,090	United Utilities Group PLC	25,950
		1,944,643
	United States – 0.1%
337	Autoliv, Inc., SDR	24,305
	Total Common Stocks	17,762,583
	(Cost $19,859,644)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.8%
	Australia – 0.4%
2,415	Dexus	14,803
1,155	Goodman Group	14,223

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Australia (Continued)
5,106	GPT (The) Group	$14,873
10,622	Mirvac Group	14,480
6,194	Stockland	15,434
		73,813
	Belgium – 0.0%
179	Warehouses De Pauw CVA	5,627
	Canada – 0.2%
222	Granite Real Estate Investment Trust	13,616
848	RioCan Real Estate Investment Trust	13,189
		26,805
	France – 0.1%
171	Gecina S.A.	15,949
	Hong Kong – 0.1%
1,408	Link REIT	11,484
	Japan – 0.6%
9	Daiwa House REIT Investment Corp.	20,397
16	GLP J-REIT	19,540
5	Japan Real Estate Investment Corp.	22,996
4	Nippon Building Fund, Inc.	19,929
19	Nomura Real Estate Master Fund, Inc.	23,722
		106,584
	Multinational – 0.0%
129	Unibail-Rodamco-Westfield (f)	6,577
	Singapore – 0.2%
4,200	Ascendas Real Estate Investment Trust	8,616
5,401	CapitaLand Integrated Commercial Trust	8,436
4,600	Mapletree Industrial Trust	8,608
6,600	Mapletree Logistics Trust	7,981
		33,641
	Spain – 0.0%
414	Merlin Properties Socimi S.A.	3,994
	United Kingdom – 0.2%
343	Derwent London PLC	10,906
817	Segro PLC	9,715
4,549	Tritax Big Box REIT PLC	10,051
950	UNITE Group (The) PLC	12,304
		42,976
	Total Real Estate Investment Trusts	327,450
	(Cost $393,801)
Shares	Description	Value
MONEY MARKET FUNDS – 0.1%
21,766	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (h) (i)	$21,766
	(Cost $21,766)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.1%
$20,471	BNP Paribas S.A., 1.44% (h), dated 6/30/22, due 7/01/22, with a maturity value of $20,472. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 5/31/28. The value of the collateral including accrued interest is $20,923. (i)	20,471
	(Cost $20,471)
	Total Investments – 99.7%	18,132,270
	(Cost $20,295,682)
	Net Other Assets and Liabilities – 0.3%	57,740
	Net Assets – 100.0%	$18,190,010

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $4,056 or 0.0% of net assets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $40,119 and the total value of the collateral held by the Fund is $42,237.
(h)	Rate shown reflects yield as of June 30, 2022.
(i)	This security serves as collateral for securities on loan.

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Currency Exposure Diversification	% of Total Investments
Euro	28.1%
Japanese Yen	19.2
British Pound Sterling	11.7
Swiss Franc	9.9
Canadian Dollar	9.0
Australian Dollar	5.9
South Korean Won	4.4
Swedish Krona	3.3
Hong Kong Dollar	2.8
Danish Krone	2.5
Singapore Dollar	1.3
Norwegian Krone	0.8
United States Dollar	0.5
Israeli Shekel	0.4
New Zealand Dollar	0.2
Total	100.0%

Portfolio Sector Allocation	% of Total Long-Term Investments
Financials	22.9%
Industrials	14.2
Health Care	13.2
Consumer Staples	12.1
Consumer Discretionary	11.6
Communication Services	6.0
Materials	5.0
Information Technology	4.7
Utilities	4.2
Real Estate	3.1
Energy	3.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 71,346	$ 67,290	$ 4,056	$ —
Other Country Categories*	17,691,237	17,691,237	—	—
Real Estate Investment Trusts*	327,450	327,450	—	—
Money Market Funds	21,766	21,766	—	—
Repurchase Agreements	20,471	—	20,471	—
Total Investments	$ 18,132,270	$ 18,107,743	$ 24,527	$—

*	See Portfolio of Investments for country breakout.

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.0%
	Bermuda – 0.2%
164	Credicorp Ltd.	$19,665
	Brazil – 9.4%
7,479	Ambev S.A.	19,150
5,113	Atacadao S.A.	16,286
13,288	Banco Bradesco S.A. (Preference Shares)	43,672
7,736	Banco do Brasil S.A.	49,342
7,279	Banco Santander Brasil S.A.	40,071
10,501	BB Seguridade Participacoes S.A.	52,089
949	Cia de Saneamento Basico do Estado de Sao Paulo	7,647
2,225	Cia de Saneamento do Parana	7,755
3,873	Cia Energetica de Minas Gerais (Preference Shares)	7,682
5,995	Cia Paranaense de Energia, Class B (Preference Shares)	7,824
35,349	Cosan S.A.	122,931
1,927	EDP - Energias do Brasil S.A.	7,552
928	Energisa S.A.	7,155
1,048	Engie Brasil Energia S.A.	8,270
1,665	Equatorial Energia S.A.	7,266
5,975	Hypera S.A.	43,430
9,768	Itau Unibanco Holding S.A. (Preference Shares)	42,312
24,971	Itausa S.A. (Preference Shares)	39,794
3,093	JBS S.A.	18,670
44,453	Klabin S.A.	171,579
12,716	Porto Seguro S.A.	43,152
4,811	Raia Drogasil S.A.	17,650
695	Telefonica Brasil S.A.	6,249
2,704	TIM S.A.	6,593
1,027	Transmissora Alianca de Energia Eletrica S.A.	7,579
		801,700
	Cayman Islands – 4.5%
9,333	China Mengniu Dairy Co., Ltd.	46,565
65,066	ESR Group Ltd. (b) (c) (d)	175,791
11,333	Hengan International Group Co., Ltd.	53,222
32,000	Tingyi Cayman Islands Holding Corp.	54,810
58,666	Want Want China Holdings Ltd.	50,989
		381,377
	Chile – 0.9%
121,070	Banco de Chile	11,017
230,173	Banco Santander Chile	9,293
4,409	Cencosud S.A.	5,612
43,260	Cia Sud Americana de Vapores S.A.	3,865
999	Empresas Copec S.A.	7,370
2,924	Falabella S.A.	6,851
Shares	Description	Value

	Chile (Continued)
415	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	$34,596
		78,604
	China – 12.7%
125,761	Agricultural Bank of China Ltd., Class H	47,440
120,194	Bank of China Ltd., Class H	47,944
66,897	Bank of Communications Co., Ltd., Class H	46,207
95,534	China CITIC Bank Corp., Ltd., Class H	42,734
64,598	China Construction Bank Corp., Class H	43,385
128,000	China Everbright Bank Co., Ltd., Class H	41,433
32,000	China Life Insurance Co., Ltd., Class H	55,707
128,598	China Minsheng Banking Corp., Ltd., Class H	45,888
343,999	China Petroleum & Chemical Corp., Class H	154,753
223,999	China Railway Group Ltd., Class H	138,451
733,331	China Tower Corp., Ltd., Class H (c) (d)	94,391
63,466	Haitong Securities Co., Ltd., Class H	46,588
31,467	Huatai Securities Co., Ltd., Class H (c) (d)	46,678
79,398	Industrial & Commercial Bank of China Ltd., Class H	47,152
17,333	New China Life Insurance Co., Ltd., Class H	48,707
148,000	People’s Insurance Co. Group of China (The) Ltd., Class H	45,267
48,000	PICC Property & Casualty Co., Ltd., Class H	49,916
60,000	Postal Savings Bank of China Co., Ltd., Class H (c) (d)	47,637
		1,090,278
	Colombia – 0.2%
1,824	Bancolombia S.A. (Preference Shares)	13,928
	Czech Republic – 0.3%
400	CEZ A.S.	18,011
188	Komercni Banka A.S.	5,276
		23,287
	Egypt – 0.1%
4,177	Commercial International Bank Egypt SAE (e)	8,283

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong – 1.4%
12,600	BOC Hong Kong Holdings Ltd.	$49,778
68,400	Guangdong Investment Ltd.	72,351
		122,129
	Hungary – 0.3%
1,139	MOL Hungarian Oil & Gas PLC	8,785
548	OTP Bank Nyrt	12,199
324	Richter Gedeon Nyrt	5,849
		26,833
	India – 23.3%
2,943	ACC Ltd.	79,077
1,791	Bajaj Auto Ltd.	84,061
9,047	Berger Paints India Ltd.	65,104
605	Britannia Industries Ltd.	26,556
3,791	Cipla Ltd.	44,029
1,259	Colgate-Palmolive India Ltd.	23,704
3,620	Dabur India Ltd.	22,734
899	Dr. Reddy’s Laboratories Ltd.	50,018
11,428	HCL Technologies Ltd.	140,838
15,093	HDFC Bank Ltd.	257,626
2,851	Hero MotoCorp Ltd.	98,184
947	Hindustan Unilever Ltd.	26,748
6,975	Infosys Ltd.	129,118
7,743	ITC Ltd.	26,816
3,581	Larsen & Toubro Ltd.	70,659
3,853	Marico Ltd.	23,316
100	MRF Ltd.	89,652
112	Nestle India Ltd.	24,776
61,192	Petronet LNG Ltd.	168,375
4,308	Pidilite Industries Ltd.	114,005
4,500	Reliance Industries Ltd.	147,905
4,219	Sun Pharmaceutical Industries Ltd.	44,374
3,556	Tata Consultancy Services Ltd.	147,112
2,496	Tata Consumer Products Ltd.	22,325
959	UltraTech Cement Ltd.	68,092
		1,995,204
	Indonesia – 3.1%
25,765	Adaro Energy Indonesia Tbk PT (e)	4,946
37,545	Aneka Tambang Tbk (e)	4,536
50,188	Astra International Tbk PT (e)	22,319
74,973	Bank Central Asia Tbk PT (e)	36,486
75,685	Bank Mandiri Persero Tbk PT (e)	40,262
72,474	Bank Negara Indonesia Persero Tbk PT (e)	38,189
128,308	Bank Rakyat Indonesia Persero Tbk PT (e)	35,743
25,459	Berkah Beton Sadaya Tbk PT (e)	6,323
21,067	Bukit Asam Tbk PT (e)	5,402
22,444	Merdeka Copper Gold Tbk PT (b) (e)	6,011
Shares	Description	Value

	Indonesia (Continued)
25,845	Perusahaan Gas Negara Tbk PT (e)	$2,759
16,079	Semen Indonesia Persero Tbk PT (e)	7,690
75,750	Telkom Indonesia Persero Tbk PT (e)	20,339
120,884	Tower Bersama Infrastructure Tbk PT (e)	23,856
4,185	United Tractors Tbk PT (e)	7,978
13,673	Vale Indonesia Tbk PT (b) (e)	5,186
		268,025
	Luxembourg – 0.1%
831	Allegro.eu S.A. (b) (c) (d)	4,422
989	NEPI Rockcastle PLC	5,294
		9,716
	Malaysia – 1.8%
14,100	CIMB Group Holdings Bhd	15,867
6,900	Genting Bhd	7,107
10,900	Genting Malaysia Bhd	7,023
5,500	Hartalega Holdings Bhd	3,818
3,700	Hong Leong Bank Bhd	17,176
4,300	IHH Healthcare Bhd	6,293
5,300	Inari Amertron Bhd	3,175
7,700	IOI Corp. Bhd	6,709
1,200	Kuala Lumpur Kepong Bhd	5,973
8,400	Malayan Banking Bhd	16,371
11,600	Press Metal Aluminium Holdings Bhd	12,528
16,100	Public Bank Bhd	15,963
12,700	RHB Bank Bhd	16,511
6,400	Sime Darby Plantation Bhd	6,287
4,700	Tenaga Nasional Bhd	8,510
13,700	Top Glove Corp. Bhd	3,233
		152,544
	Mexico – 4.0%
22,177	Alfa S.A.B. de C.V., Class A	15,770
28,092	America Movil S.A.B. de C.V., Series L	28,749
2,512	Arca Continental S.A.B. de C.V.	16,568
10,083	Banco del Bajio S.A. (c) (d)	20,292
31,347	Cemex S.A.B. de C.V., Series CPO (b)	12,237
2,055	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	13,870
1,359	Gruma S.A.B. de C.V., Class B	15,006
2,252	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	14,386
1,039	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	14,525
755	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	14,883
5,657	Grupo Bimbo S.A.B. de C.V., Series A	18,485

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Mexico (Continued)
3,681	Grupo Financiero Banorte S.A.B. de CV, Class O	$20,575
13,213	Grupo Financiero Inbursa S.A.B. de C.V., Class O (b)	21,144
8,365	Grupo Mexico S.A.B. de CV, Series B	34,863
14,565	Grupo Televisa S.A.B., Series CPO	23,865
12,143	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	16,485
6,381	Orbia Advance Corp. S.A.B. de C.V.	14,977
8,315	Wal-Mart de Mexico S.A.B. de C.V.	28,613
		345,293
	Netherlands – 0.0%
247	X5 Retail Group N.V., GDR (c) (e) (f) (g)	14
	Philippines – 1.6%
39,710	Ayala Land, Inc.	18,416
11,410	BDO Unibank, Inc.	22,930
27,300	Converge Information and Communications Technology Solutions Inc. (b)	10,501
9,720	International Container Terminal Services, Inc.	32,526
2,080	SM Investments Corp.	29,582
36,800	SM Prime Holdings, Inc.	24,462
		138,417
	Poland – 0.9%
417	Bank Polska Kasa Opieki S.A.	7,587
169	CD Projekt S.A. (b)	3,608
119	Dino Polska S.A. (b) (c) (d)	8,471
288	KGHM Polska Miedz S.A. (b)	7,641
3	LPP S.A.	6,021
1,993	PGE Polska Grupa Energetyczna S.A. (b)	4,739
900	Polski Koncern Naftowy ORLEN S.A.	13,761
1,184	Powszechna Kasa Oszczednosci Bank Polski S.A. (b)	7,398
1,393	Powszechny Zaklad Ubezpieczen S.A.	9,319
155	Santander Bank Polska S.A.	8,059
		76,604
	Russia – 0.0%
7,696	Alrosa PJSC (e) (f) (g)	301
40,399	Credit Bank of Moscow PJSC (b) (e) (f) (g)	95
172,018	Inter RAO UES PJSC (e) (f) (g)	223
96	Magnit PJSC (e) (f) (g)	136
Shares	Description	Value

	Russia (Continued)
15,021	Magnitogorsk Iron & Steel Works PJSC (e) (f) (g)	$331
47	MMC Norilsk Nickel PJSC (e) (f) (g)	428
2,140	Mobile TeleSystems PJSC (e) (f) (g)	229
1,668	Moscow Exchange MICEX-RTS PJSC (b) (e) (f) (g)	75
4,741	Novolipetsk Steel PJSC (e) (f) (g)	405
85	Polyus PJSC (e) (f) (g)	430
676	Severstal PAO (e) (f) (g)	434
10,776	Sistema PJSFC (e) (f) (g)	61
3,253	Tatneft PJSC (e) (f) (g)	555
		3,703
	South Africa – 3.1%
1,709	Absa Group Ltd.	16,240
815	Aspen Pharmacare Holdings Ltd.	6,965
564	Bid Corp., Ltd.	10,636
616	Bidvest Group (The) Ltd.	7,936
139	Capitec Bank Holdings Ltd.	16,935
580	Clicks Group Ltd.	9,744
1,787	Discovery Ltd. (b)	14,071
399	Exxaro Resources Ltd.	4,861
4,203	FirstRand Ltd.	16,113
596	Foschini Group (The) Ltd.	4,470
407	Mr Price Group Ltd.	4,437
1,533	MTN Group Ltd.	12,442
2,211	MultiChoice Group	15,739
1,397	Nedbank Group Ltd.	17,798
23,641	Old Mutual Ltd.	16,028
3,789	Pepkor Holdings Ltd. (c) (d)	4,453
2,173	Remgro Ltd.	17,352
4,509	Sanlam Ltd.	14,653
757	Shoprite Holdings Ltd.	9,208
1,787	Standard Bank Group Ltd.	17,044
1,108	Tiger Brands Ltd.	9,674
1,820	Vodacom Group Ltd.	14,670
1,521	Woolworths Holdings Ltd.	5,072
		266,541
	Taiwan – 25.2%
70,932	Asia Cement Corp.	104,489
73,221	Chang Hwa Commercial Bank Ltd.	42,726
6,701	Chunghwa Telecom Co., Ltd.	27,495
313,110	Compal Electronics, Inc.	239,570
47,693	CTBC Financial Holding Co., Ltd.	40,261
42,427	E.Sun Financial Holding Co., Ltd.	41,380
11,579	Far EasTone Telecommunications Co., Ltd.	32,556
49,287	First Financial Holding Co., Ltd.	43,430

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
28,831	Formosa Chemicals & Fibre Corp.	$72,433
9,161	Highwealth Construction Corp.	13,926
57,585	Hua Nan Financial Holdings Co., Ltd.	43,769
339,731	Inventec Corp.	287,361
32,685	Mega Financial Holding Co., Ltd.	38,804
24,437	Nan Ya Plastics Corp.	68,215
115,902	Pegatron Corp.	222,188
2,724	President Chain Store Corp.	24,965
95,032	Quanta Computer, Inc.	255,051
76,206	SinoPac Financial Holdings Co., Ltd.	43,058
68,400	Taishin Financial Holding Co., Ltd.	37,497
109,120	Taiwan Business Bank	42,388
69,084	Taiwan Cement Corp.	91,776
47,452	Taiwan Cooperative Financial Holding Co., Ltd.	42,850
8,105	Taiwan Mobile Co., Ltd.	29,439
10,919	Uni-President Enterprises Corp.	24,604
282,062	Wistron Corp.	253,285
		2,163,516
	Thailand – 5.2%
2,800	Advanced Info Service PCL	15,404
7,600	Airports of Thailand PCL (b)	15,262
8,100	Bangkok Bank PCL	30,471
18,000	Bangkok Dusit Medical Services PCL, Class F	12,728
58,000	Bangkok Expressway & Metro PCL	14,354
14,000	Berli Jucker PCL	12,869
78,100	BTS Group Holdings PCL	18,887
2,800	Bumrungrad Hospital PCL	14,176
23,300	Charoen Pokphand Foods PCL	17,135
8,700	CP ALL PCL	14,765
4,800	Electricity Generating PCL	23,963
11,500	Global Power Synergy PCL, Class F	20,980
45,200	Home Product Center PCL	16,236
8,400	Intouch Holdings PCL, Class F	16,275
149,100	IRPC PCL	13,580
80,500	Krung Thai Bank PCL	35,292
82,500	Land & Houses PCL	19,485
14,900	Osotspa PCL	14,434
3,700	PTT Exploration & Production PCL	16,692
12,500	PTT Global Chemical PCL	16,087
21,200	PTT Oil & Retail Business PCL	15,291
13,700	PTT PCL	13,175
1,300	Siam Cement (The) PCL	13,752
32,000	Thai Beverage PCL	14,856
Shares	Description	Value

	Thailand (Continued)
11,100	Tisco Financial Group PCL	$27,785
		443,934
	Turkey – 0.7%
6,564	Akbank T.A.S.	3,154
703	Arcelik A.S.	3,054
3,151	Aselsan Elektronik Sanayi Ve Ticaret A.S.	4,316
1,115	BIM Birlesik Magazalar A.S.	5,401
3,384	Eregli Demir ve Celik Fabrikalari T.A.S.	5,502
143	Ford Otomotiv Sanayi A.S.	2,288
2,716	Haci Omer Sabanci Holding A.S.	3,077
2,175	KOC Holding A.S.	4,769
545	Tofas Turk Otomobil Fabrikasi A.S.	1,959
1,316	Turk Hava Yollari AO (b)	3,690
2,945	Turkcell Iletisim Hizmetleri A.S.	2,858
11,993	Turkiye Is Bankasi A.S., Class C	3,147
403	Turkiye Petrol Rafinerileri A.S. (b)	6,386
5,001	Turkiye Sise ve Cam Fabrikalari A.S.	6,442
		56,043
	Total Common Stocks	8,485,638
	(Cost $9,257,753)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.2%
	Mexico – 0.1%
7,323	Fibra Uno Administracion S.A. de C.V.	7,305
	South Africa – 0.1%
6,525	Growthpoint Properties Ltd.	4,953
	Total Real Estate Investment Trusts	12,258
	(Cost $15,746)
	Total Investments – 99.2%	8,497,896
	(Cost $9,273,499)
	Net Other Assets and Liabilities – 0.8%	71,663
	Net Assets – 100.0%	$8,569,559

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $3,717 or 0.0% of net assets.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

GDR	Global Depositary Receipt

Currency Exposure Diversification	% of Total Investments
New Taiwan Dollar	25.5%
Indian Rupee	23.5
Hong Kong Dollar	18.8
Brazilian Real	9.4
Thai Baht	5.0
Mexican Peso	4.1
South African Rand	3.3
Indonesian Rupiah	3.2
Malaysian Ringgit	1.8
Philippine Peso	1.6
Polish Zloty	0.9
Chilean Peso	0.9
Turkish Lira	0.7
Hungarian Forint	0.3
Czech Republic Koruna	0.3
United States Dollar	0.2
Singapore Dollar	0.2
Colombian Peso	0.2
Egyptian Pound	0.1
Russian Ruble	0.0*
Total	100.0%

*	Amount is less than 0.1%.

Sector Allocation	% of Total Investments
Financials	28.4%
Information Technology	19.8
Materials	12.0
Consumer Staples	9.2
Energy	8.2
Industrials	4.8
Communication Services	4.5
Consumer Discretionary	4.5
Real Estate	3.2
Health Care	2.8
Utilities	2.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 14	$ —	$ —	$ 14
Russia	3,703	—	—	3,703
Thailand	443,934	14,856	429,078	—
Other Country Categories*	8,037,987	8,037,987	—	—
Real Estate Investment Trusts*	12,258	12,258	—	—
Total Investments	$ 8,497,896	$ 8,065,101	$ 429,078	$ 3,717

*	See Portfolio of Investments for country breakout.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.0%
	Aerospace & Defense – 1.4%
181	General Dynamics Corp.	$40,046
284	HEICO Corp.	37,238
176	L3Harris Technologies, Inc.	42,539
99	Lockheed Martin Corp.	42,566
98	Northrop Grumman Corp.	46,900
442	Raytheon Technologies Corp.	42,481
588	Textron, Inc.	35,909
		287,679
	Air Freight & Logistics – 0.6%
423	Expeditors International of Washington, Inc.	41,226
188	FedEx Corp.	42,621
204	United Parcel Service, Inc., Class B	37,238
		121,085
	Automobiles – 0.3%
6,130	Ford Motor Co.	68,227
	Banks – 2.5%
1,005	Bank of America Corp.	31,286
775	Citigroup, Inc.	35,642
913	Citizens Financial Group, Inc.	32,585
962	Fifth Third Bancorp	32,323
255	First Republic Bank	36,771
2,832	Huntington Bancshares, Inc.	34,069
304	JPMorgan Chase & Co.	34,233
1,850	KeyCorp	31,876
244	M&T Bank Corp.	38,891
224	PNC Financial Services Group (The), Inc.	35,340
1,860	Regions Financial Corp.	34,875
141	Signature Bank	25,269
730	Truist Financial Corp.	34,624
779	US Bancorp	35,850
854	Wells Fargo & Co.	33,451
		507,085
	Beverages – 1.0%
616	Brown-Forman Corp., Class B	43,218
666	Coca-Cola (The) Co.	41,898
179	Constellation Brands, Inc., Class A	41,718
1,089	Keurig Dr. Pepper, Inc.	38,540
247	PepsiCo, Inc.	41,165
		206,539
	Biotechnology – 1.4%
572	AbbVie, Inc.	87,607
383	Amgen, Inc.	93,184
1,559	Gilead Sciences, Inc.	96,362
		277,153
Shares	Description	Value

	Building Products – 0.7%
953	Carrier Global Corp.	$33,984
667	Johnson Controls International PLC	31,936
857	Masco Corp.	43,364
286	Trane Technologies PLC	37,143
		146,427
	Capital Markets – 3.7%
138	Ameriprise Financial, Inc.	32,800
835	Bank of New York Mellon (The) Corp.	34,828
54	BlackRock, Inc.	32,888
326	Blackstone, Inc.	29,741
846	Carlyle Group (The), Inc.	26,784
491	Charles Schwab (The) Corp.	31,021
174	CME Group, Inc.	35,618
96	FactSet Research Systems, Inc.	36,919
1,483	Franklin Resources, Inc.	34,569
125	Goldman Sachs Group (The), Inc.	37,128
313	Intercontinental Exchange, Inc.	29,435
709	KKR & Co., Inc.	32,820
226	LPL Financial Holdings, Inc.	41,692
123	Moody’s Corp.	33,452
474	Morgan Stanley	36,052
82	MSCI, Inc.	33,796
233	Nasdaq, Inc.	35,542
355	Northern Trust Corp.	34,250
377	Raymond James Financial, Inc.	33,708
101	S&P Global, Inc.	34,043
475	State Street Corp.	29,284
274	T Rowe Price Group, Inc.	31,129
		737,499
	Chemicals – 1.7%
78	Air Products and Chemicals, Inc.	18,757
87	Albemarle Corp.	18,181
136	Celanese Corp.	15,995
188	CF Industries Holdings, Inc.	16,117
717	Corteva, Inc.	38,818
305	Dow, Inc.	15,741
593	DuPont de Nemours, Inc.	32,959
173	Eastman Chemical Co.	15,530
110	Ecolab, Inc.	16,914
148	FMC Corp.	15,838
148	International Flavors & Fragrances, Inc.	17,630
188	LyondellBasell Industries N.V., Class A	16,443
292	Mosaic (The) Co.	13,791
334	PPG Industries, Inc.	38,190
176	Sherwin-Williams (The) Co.	39,408
		330,312

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies – 1.0%
102	Cintas Corp.	$38,100
185	Republic Services, Inc.	24,211
2,957	Rollins, Inc.	103,258
155	Waste Management, Inc.	23,712
		189,281
	Communications Equipment – 1.1%
2,389	Cisco Systems, Inc.	101,867
550	Motorola Solutions, Inc.	115,280
		217,147
	Construction & Engineering – 0.2%
332	Quanta Services, Inc.	41,613
	Construction Materials – 0.3%
113	Martin Marietta Materials, Inc.	33,814
238	Vulcan Materials Co.	33,820
		67,634
	Consumer Finance – 0.9%
952	Ally Financial, Inc.	31,902
234	American Express Co.	32,437
333	Capital One Financial Corp.	34,695
376	Discover Financial Services	35,562
1,256	Synchrony Financial	34,691
		169,287
	Containers & Packaging – 0.7%
112	Avery Dennison Corp.	18,130
486	Ball Corp.	33,422
349	Crown Holdings, Inc.	32,167
420	International Paper Co.	17,569
280	Packaging Corp. of America	38,500
		139,788
	Distributors – 1.5%
823	Genuine Parts Co.	109,459
2,283	LKQ Corp.	112,072
246	Pool Corp.	86,403
		307,934
	Diversified Financial Services – 0.2%
668	Apollo Global Management, Inc.	32,385
	Diversified Telecommunication Services – 1.3%
5,637	AT&T, Inc.	118,152
2,615	Verizon Communications, Inc.	132,711
		250,863
Shares	Description	Value

	Electric Utilities – 1.5%
393	Alliant Energy Corp.	$23,034
246	American Electric Power Co., Inc.	23,601
220	Duke Energy Corp.	23,586
350	Edison International	22,134
210	Entergy Corp.	23,654
359	Evergy, Inc.	23,425
278	Eversource Energy	23,483
515	Exelon Corp.	23,340
535	FirstEnergy Corp.	20,539
290	NextEra Energy, Inc.	22,463
859	PPL Corp.	23,305
338	Southern (The) Co.	24,103
340	Xcel Energy, Inc.	24,058
		300,725
	Electrical Equipment – 0.7%
328	AMETEK, Inc.	36,044
288	Eaton Corp. PLC	36,285
446	Emerson Electric Co.	35,475
156	Rockwell Automation, Inc.	31,092
		138,896
	Electronic Equipment, Instruments & Components – 3.5%
2,646	Amphenol Corp., Class A	170,350
1,115	CDW Corp.	175,679
5,402	Corning, Inc.	170,217
1,523	TE Connectivity Ltd.	172,327
		688,573
	Energy Equipment & Services – 0.6%
1,227	Baker Hughes Co.	35,423
1,179	Halliburton Co.	36,973
1,081	Schlumberger N.V.	38,657
		111,053
	Entertainment – 0.5%
820	Electronic Arts, Inc.	99,753
	Food & Staples Retailing – 1.4%
180	Costco Wholesale Corp.	86,270
719	Kroger (The) Co.	34,030
505	Sysco Corp.	42,779
922	Walgreens Boots Alliance, Inc.	34,944
696	Walmart, Inc.	84,620
		282,643
	Food Products – 2.4%
457	Archer-Daniels-Midland Co.	35,463
373	Bunge Ltd.	33,827
1,229	Conagra Brands, Inc.	42,081
610	General Mills, Inc.	46,024

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
191	Hershey (The) Co.	$41,096
800	Hormel Foods Corp.	37,888
305	J.M. Smucker (The) Co.	39,043
640	Kellogg Co.	45,658
1,048	Kraft Heinz (The) Co.	39,971
414	McCormick & Co., Inc.	34,465
657	Mondelez International, Inc., Class A	40,793
460	Tyson Foods, Inc., Class A	39,588
		475,897
	Gas Utilities – 0.1%
206	Atmos Energy Corp.	23,093
	Health Care Equipment & Supplies – 3.8%
783	Abbott Laboratories	85,073
1,195	Baxter International, Inc.	76,755
349	Becton Dickinson and Co.	86,039
222	Cooper (The) Cos., Inc.	69,512
836	Medtronic PLC	75,031
382	ResMed, Inc.	80,079
383	STERIS PLC	78,955
347	Stryker Corp.	69,029
262	Teleflex, Inc.	64,413
725	Zimmer Biomet Holdings, Inc.	76,168
		761,054
	Health Care Providers & Services – 3.7%
267	AmerisourceBergen Corp.	37,775
1,635	Cardinal Health, Inc.	85,461
387	Cigna Corp.	101,982
407	CVS Health Corp.	37,713
188	Elevance Health, Inc.	90,725
369	HCA Healthcare, Inc.	62,014
213	Humana, Inc.	99,699
135	McKesson Corp.	44,038
677	Quest Diagnostics, Inc.	90,028
182	UnitedHealth Group, Inc.	93,481
		742,916
	Hotels, Restaurants & Leisure – 2.8%
780	Darden Restaurants, Inc.	88,234
254	Domino’s Pizza, Inc.	98,986
419	McDonald’s Corp.	103,443
2,472	MGM Resorts International	71,564
1,139	Starbucks Corp.	87,008
874	Yum! Brands, Inc.	99,208
		548,443
	Household Durables – 1.3%
1,391	DR Horton, Inc.	92,070
874	Garmin Ltd.	85,871
Shares	Description	Value

	Household Durables (Continued)
1,277	Lennar Corp., Class A	$90,118
		268,059
	Household Products – 1.0%
415	Church & Dwight Co., Inc.	38,454
297	Clorox (The) Co.	41,871
544	Colgate-Palmolive Co.	43,596
335	Kimberly-Clark Corp.	45,275
270	Procter & Gamble (The) Co.	38,824
		208,020
	Independent Power & Renewable Electricity Producers – 0.1%
954	AES (The) Corp.	20,043
	Industrial Conglomerates – 0.5%
294	3M Co.	38,046
477	General Electric Co.	30,371
225	Honeywell International, Inc.	39,107
		107,524
	Insurance – 3.3%
643	Aflac, Inc.	35,577
299	Allstate (The) Corp.	37,892
660	American International Group, Inc.	33,746
127	Aon PLC, Class A	34,249
237	Arthur J. Gallagher & Co.	38,641
573	Brown & Brown, Inc.	33,429
194	Chubb Ltd.	38,137
305	Cincinnati Financial Corp.	36,289
848	Fidelity National Financial, Inc.	31,342
576	Hartford Financial Services Group (The), Inc.	37,688
639	Loews Corp.	37,867
243	Marsh & McLennan Cos., Inc.	37,726
589	MetLife, Inc.	36,983
564	Principal Financial Group, Inc.	37,670
363	Progressive (The) Corp.	42,206
350	Prudential Financial, Inc.	33,488
226	Travelers (The) Cos., Inc.	38,223
621	W.R. Berkley Corp.	42,389
		663,542
	Internet & Direct Marketing Retail – 0.4%
1,810	eBay, Inc.	75,423
	IT Services – 4.1%
129	Accenture PLC, Class A	35,817
192	Automatic Data Processing, Inc.	40,328
266	Broadridge Financial Solutions, Inc.	37,918

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
2,224	Cognizant Technology Solutions Corp., Class A	$150,098
435	Fidelity National Information Services, Inc.	39,876
319	Global Payments, Inc.	35,294
1,534	International Business Machines Corp.	216,586
123	Mastercard, Inc., Class A	38,804
320	Paychex, Inc.	36,438
2,658	SS&C Technologies Holdings, Inc.	154,350
197	Visa, Inc., Class A	38,787
		824,296
	Life Sciences Tools & Services – 2.3%
700	Agilent Technologies, Inc.	83,139
214	Bio-Techne Corp.	74,181
316	Danaher Corp.	80,112
531	PerkinElmer, Inc.	75,519
157	Thermo Fisher Scientific, Inc.	85,295
226	West Pharmaceutical Services, Inc.	68,336
		466,582
	Machinery – 2.6%
196	Caterpillar, Inc.	35,037
213	Cummins, Inc.	41,222
106	Deere & Co.	31,744
279	Dover Corp.	33,848
717	Fortive Corp.	38,991
228	IDEX Corp.	41,412
209	Illinois Tool Works, Inc.	38,090
868	Ingersoll Rand, Inc.	36,525
568	Otis Worldwide Corp.	40,141
496	PACCAR, Inc.	40,841
154	Parker-Hannifin Corp.	37,892
312	Stanley Black & Decker, Inc.	32,716
454	Westinghouse Air Brake Technologies Corp.	37,264
513	Xylem, Inc.	40,106
		525,829
	Media – 2.6%
2,845	Comcast Corp., Class A	111,638
2,628	Fox Corp., Class A	84,516
2,924	Interpublic Group of (The) Cos., Inc.	80,498
1,221	Omnicom Group, Inc.	77,668
2,742	Paramount Global, Class B	67,673
15,658	Sirius XM Holdings, Inc.	95,983
		517,976
	Metals & Mining – 0.2%
390	Freeport-McMoRan, Inc.	11,411
Shares	Description	Value

	Metals & Mining (Continued)
244	Newmont Corp.	$14,560
130	Nucor Corp.	13,573
		39,544
	Multiline Retail – 0.9%
465	Dollar General Corp.	114,130
489	Target Corp.	69,061
		183,191
	Multi-Utilities – 1.1%
262	Ameren Corp.	23,674
801	CenterPoint Energy, Inc.	23,694
351	CMS Energy Corp.	23,693
260	Consolidated Edison, Inc.	24,726
289	Dominion Energy, Inc.	23,065
185	DTE Energy Co.	23,449
351	Public Service Enterprise Group, Inc.	22,211
146	Sempra Energy	21,939
246	WEC Energy Group, Inc.	24,757
		211,208
	Oil, Gas & Consumable Fuels – 3.8%
322	Cheniere Energy, Inc.	42,836
275	Chevron Corp.	39,814
447	ConocoPhillips	40,145
1,656	Coterra Energy, Inc.	42,708
756	Devon Energy Corp.	41,663
326	Diamondback Energy, Inc.	39,495
375	EOG Resources, Inc.	41,415
541	Exxon Mobil Corp.	46,331
418	Hess Corp.	44,283
2,363	Kinder Morgan, Inc.	39,604
1,779	Marathon Oil Corp.	39,992
522	Marathon Petroleum Corp.	42,914
787	Occidental Petroleum Corp.	46,339
632	ONEOK, Inc.	35,076
517	Phillips 66	42,389
179	Pioneer Natural Resources Co.	39,931
440	Valero Energy Corp.	46,763
1,338	Williams (The) Cos., Inc.	41,759
		753,457
	Personal Products – 0.5%
380	Estee Lauder (The) Cos., Inc., Class A	96,775
	Pharmaceuticals – 3.3%
1,269	Bristol-Myers Squibb Co.	97,713
324	Eli Lilly & Co.	105,050
523	Johnson & Johnson	92,838
1,130	Merck & Co., Inc.	103,022
1,790	Pfizer, Inc.	93,850
8,518	Viatris, Inc.	89,183

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
491	Zoetis, Inc.	$84,398
		666,054
	Professional Services – 0.7%
184	Equifax, Inc.	33,632
317	Jacobs Engineering Group, Inc.	40,300
423	TransUnion	33,836
204	Verisk Analytics, Inc.	35,310
		143,078
	Road & Rail – 0.9%
1,166	CSX Corp.	33,884
218	JB Hunt Transport Services, Inc.	34,328
153	Norfolk Southern Corp.	34,775
146	Old Dominion Freight Line, Inc.	37,417
160	Union Pacific Corp.	34,125
		174,529
	Semiconductors & Semiconductor Equipment – 12.8%
1,207	Analog Devices, Inc.	176,331
1,513	Applied Materials, Inc.	137,653
317	Broadcom, Inc.	154,002
1,520	Entegris, Inc.	140,038
4,023	Intel Corp.	150,500
545	KLA Corp.	173,899
370	Lam Research Corp.	157,675
2,781	Marvell Technology, Inc.	121,057
2,654	Microchip Technology, Inc.	154,144
2,560	Micron Technology, Inc.	141,517
410	Monolithic Power Systems, Inc.	157,456
731	NVIDIA Corp.	110,812
1,077	NXP Semiconductors N.V.	159,428
1,305	QUALCOMM, Inc.	166,701
1,496	Skyworks Solutions, Inc.	138,589
1,686	Teradyne, Inc.	150,981
1,087	Texas Instruments, Inc.	167,018
		2,557,801
	Software – 4.1%
415	Intuit, Inc.	159,958
647	Microsoft Corp.	166,169
7,519	NortonLifeLock, Inc.	165,117
2,410	Oracle Corp.	168,387
422	Roper Technologies, Inc.	166,542
		826,173
	Specialty Retail – 3.3%
501	Advance Auto Parts, Inc.	86,718
2,169	Bath & Body Works, Inc.	58,389
1,140	Best Buy Co., Inc.	74,317
347	Home Depot (The), Inc.	95,172
513	Lowe’s Cos., Inc.	89,606
1,146	Ross Stores, Inc.	80,484
Shares	Description	Value

	Specialty Retail (Continued)
1,711	TJX (The) Cos., Inc.	$95,559
444	Tractor Supply Co.	86,069
		666,314
	Technology Hardware, Storage & Peripherals – 4.1%
1,142	Apple, Inc.	156,134
11,932	Hewlett Packard Enterprise Co.	158,218
5,493	HP, Inc.	180,061
2,403	NetApp, Inc.	156,772
2,218	Seagate Technology Holdings PLC	158,454
		809,639
	Textiles, Apparel & Luxury Goods – 0.8%
770	NIKE, Inc., Class B	78,694
1,823	VF Corp.	80,522
		159,216
	Tobacco – 0.4%
789	Altria Group, Inc.	32,956
439	Philip Morris International, Inc.	43,347
		76,303
	Trading Companies & Distributors – 0.3%
326	Fastenal Co.	16,274
85	WW Grainger, Inc.	38,626
		54,900
	Water Utilities – 0.1%
149	American Water Works Co., Inc.	22,167
	Total Common Stocks	19,388,627
	(Cost $20,493,467)
REAL ESTATE INVESTMENT TRUSTS – 2.9%
	Equity Real Estate Investment Trusts – 2.9%
114	Alexandria Real Estate Equities, Inc.	16,534
92	American Tower Corp.	23,514
93	AvalonBay Communities, Inc.	18,065
179	Boston Properties, Inc.	15,927
139	Camden Property Trust	18,693
125	Crown Castle International Corp.	21,048
163	Digital Realty Trust, Inc.	21,162
396	Duke Realty Corp.	21,760
31	Equinix, Inc.	20,368
300	Equity LifeStyle Properties, Inc.	21,141
256	Equity Residential	18,488
67	Essex Property Trust, Inc.	17,521
112	Extra Space Storage, Inc.	19,054
670	Healthpeak Properties, Inc.	17,360
573	Invitation Homes, Inc.	20,387
932	Kimco Realty Corp.	18,426

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
110	Mid-America Apartment Communities, Inc.	$19,214
142	Prologis, Inc.	16,706
59	Public Storage	18,448
332	Realty Income Corp.	22,662
67	SBA Communications Corp.	21,443
174	Simon Property Group, Inc.	16,516
131	Sun Communities, Inc.	20,876
401	UDR, Inc.	18,462
373	Ventas, Inc.	19,183
809	VICI Properties, Inc.	24,100
239	Welltower, Inc.	19,682
607	Weyerhaeuser Co.	20,104
284	WP Carey, Inc.	23,532
	Total Real Estate Investment Trusts	570,376
	(Cost $548,823)
	Total Investments – 99.9%	19,959,003
	(Cost $21,042,290)
	Net Other Assets and Liabilities – 0.1%	18,122
	Net Assets – 100.0%	$19,977,125

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,388,627	$ 19,388,627	$ —	$ —
Real Estate Investment Trusts*	570,376	570,376	—	—
Total Investments	$ 19,959,003	$ 19,959,003	$—	$—

*	See Portfolio of Investments for industry breakout.

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.8%
	Aerospace & Defense – 1.8%
940	BWX Technologies, Inc.	$51,785
335	Curtiss-Wright Corp.	44,240
764	Hexcel Corp.	39,965
1,409	Howmet Aerospace, Inc.	44,313
254	Huntington Ingalls Industries, Inc.	55,326
1,026	Spirit AeroSystems Holdings, Inc., Class A	30,062
406	Woodward, Inc.	37,551
		303,242
	Air Freight & Logistics – 0.3%
470	CH Robinson Worldwide, Inc.	47,644
	Auto Components – 1.0%
1,600	BorgWarner, Inc.	53,392
2,133	Gentex Corp.	59,660
436	Lear Corp.	54,888
		167,940
	Automobiles – 0.7%
1,579	Harley-Davidson, Inc.	49,991
791	Thor Industries, Inc.	59,112
		109,103
	Banks – 5.7%
842	Bank OZK	31,600
387	BOK Financial Corp.	29,250
1,230	Cadence Bank	28,880
398	Comerica, Inc.	29,205
503	Commerce Bancshares, Inc.	33,022
518	Community Bank System, Inc.	32,779
260	Cullen/Frost Bankers, Inc.	30,277
455	East West Bancorp, Inc.	29,484
1,668	Eastern Bankshares, Inc.	30,791
55	First Citizens BancShares, Inc., Class A	35,958
816	First Financial Bankshares, Inc.	32,044
2,887	FNB Corp.	31,353
715	Glacier Bancorp, Inc.	33,905
689	Hancock Whitney Corp.	30,543
1,590	Home BancShares, Inc.	33,024
445	Independent Bank Corp.	35,346
833	PacWest Bancorp	22,208
390	Pinnacle Financial Partners, Inc.	28,201
440	Popular, Inc.	33,849
518	Prosperity Bancshares, Inc.	35,364
377	ServisFirst Bancshares, Inc.	29,753
441	SouthState Corp.	34,023
733	Synovus Financial Corp.	26,425
374	UMB Financial Corp.	32,202
1,041	United Bankshares, Inc.	36,508
2,760	Valley National Bancorp	28,732
640	Webster Financial Corp.	26,976
439	Western Alliance Bancorp	30,994
Shares	Description	Value

	Banks (Continued)
387	Wintrust Financial Corp.	$31,018
548	Zions Bancorp N.A.	27,893
		931,607
	Beverages – 0.7%
105	Coca-Cola Consolidated, Inc.	59,210
979	Molson Coors Beverage Co., Class B	53,365
		112,575
	Building Products – 2.6%
793	A.O. Smith Corp.	43,361
426	Advanced Drainage Systems, Inc.	38,370
461	Allegion PLC	45,132
563	Armstrong World Industries, Inc.	42,202
205	Carlisle Cos., Inc.	48,915
682	Fortune Brands Home & Security, Inc.	40,838
195	Lennox International, Inc.	40,285
554	Owens Corning	41,168
465	Simpson Manufacturing Co., Inc.	46,784
589	UFP Industries, Inc.	40,134
		427,189
	Capital Markets – 2.7%
256	Affiliated Managers Group, Inc.	29,849
443	Ares Management Corp., Class A	25,189
314	Cboe Global Markets, Inc.	35,542
423	Cohen & Steers, Inc.	26,898
323	Evercore, Inc., Class A	30,236
414	Houlihan Lokey, Inc.	32,677
546	Interactive Brokers Group, Inc., Class A	30,035
1,559	Invesco, Ltd.	25,147
1,106	Jefferies Financial Group, Inc.	30,548
1,053	Lazard Ltd., Class A	34,128
107	MarketAxess Holdings, Inc.	27,393
133	Morningstar, Inc.	32,163
597	SEI Investments Co.	32,250
530	Stifel Financial Corp.	29,691
408	Tradeweb Markets, Inc., Class A	27,846
		449,592
	Chemicals – 3.0%
462	Ashland Global Holdings, Inc.	47,609
946	Avient Corp.	37,916
332	Balchem Corp.	43,074
1,443	Chemours (The) Co.	46,205
2,074	Element Solutions, Inc.	36,917
767	HB Fuller Co.	46,181
1,211	Huntsman Corp.	34,332
869	Olin Corp.	40,217
622	RPM International, Inc.	48,964
369	Scotts Miracle-Gro (The) Co.	29,147
1,439	Valvoline, Inc.	41,487

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
368	Westlake Corp.	$36,071
		488,120
	Commercial Services & Supplies – 0.5%
382	MSA Safety, Inc.	46,249
307	Tetra Tech, Inc.	41,921
		88,170
	Communications Equipment – 0.6%
3,303	Juniper Networks, Inc.	94,135
	Construction & Engineering – 1.1%
659	AECOM	42,980
450	EMCOR Group, Inc.	46,332
1,901	MDU Resources Group, Inc.	51,308
212	Valmont Industries, Inc.	47,621
		188,241
	Construction Materials – 0.3%
395	Eagle Materials, Inc.	43,426
	Consumer Finance – 0.4%
758	OneMain Holdings, Inc.	28,334
1,959	SLM Corp.	31,226
		59,560
	Containers & Packaging – 1.7%
431	AptarGroup, Inc.	44,483
2,528	Graphic Packaging Holding Co.	51,824
756	Sealed Air Corp.	43,636
1,096	Silgan Holdings, Inc.	45,320
810	Sonoco Products Co.	46,202
1,077	WestRock Co.	42,908
		274,373
	Diversified Consumer Services – 1.2%
6,674	ADT, Inc.	41,045
2,390	H&R Block, Inc.	84,415
945	Service Corp. International	65,318
		190,778
	Diversified Financial Services – 0.4%
1,175	Equitable Holdings, Inc.	30,632
542	Voya Financial, Inc.	32,265
		62,897
	Diversified Telecommunication Services – 0.7%
10,890	Lumen Technologies, Inc.	118,810
Shares	Description	Value

	Electric Utilities – 1.4%
995	Hawaiian Electric Industries, Inc.	$40,695
362	IDACORP, Inc.	38,343
1,097	NRG Energy, Inc.	41,872
1,023	OGE Energy Corp.	39,447
539	Pinnacle West Capital Corp.	39,412
763	Portland General Electric Co.	36,876
		236,645
	Electrical Equipment – 1.3%
268	Acuity Brands, Inc.	41,283
276	Hubbell, Inc.	49,288
340	Regal Rexnord Corp.	38,597
10,420	Vertiv Holdings Co.	85,652
		214,820
	Electronic Equipment, Instruments & Components – 3.9%
3,594	Avnet, Inc.	154,111
650	Cognex Corp.	27,638
2,363	Jabil, Inc.	121,009
203	Littelfuse, Inc.	51,570
3,594	National Instruments Corp.	112,241
1,413	TD SYNNEX Corp.	128,724
1,995	Vontier Corp.	45,865
		641,158
	Energy Equipment & Services – 0.3%
3,064	NOV, Inc.	51,812
	Entertainment – 0.2%
1,644	Warner Music Group Corp., Class A	40,048
	Food & Staples Retailing – 0.5%
1,572	Albertsons Cos., Inc., Class A	42,004
264	Casey’s General Stores, Inc.	48,835
		90,839
	Food Products – 1.9%
1,173	Campbell Soup Co.	56,363
2,033	Flowers Foods, Inc.	53,509
600	Ingredion, Inc.	52,896
872	Lamb Weston Holdings, Inc.	62,313
348	Lancaster Colony Corp.	44,815
12	Seaboard Corp.	46,591
		316,487
	Gas Utilities – 1.3%
613	National Fuel Gas Co.	40,489
918	New Jersey Resources Corp.	40,878
477	ONE Gas, Inc.	38,728
538	Southwest Gas Holdings, Inc.	46,849

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
1,162	UGI Corp.	$44,865
		211,809
	Health Care Equipment & Supplies – 1.8%
1,426	CONMED Corp.	136,554
4,304	DENTSPLY SIRONA, Inc.	153,782
		290,336
	Health Care Providers & Services – 5.4%
418	Chemed Corp.	196,205
2,979	Encompass Health Corp.	166,973
2,354	Ensign Group (The), Inc.	172,949
5,952	Premier, Inc., Class A	212,367
1,462	Universal Health Services, Inc., Class B	147,238
		895,732
	Hotels, Restaurants & Leisure – 3.6%
1,655	Aramark	50,693
946	Boyd Gaming Corp.	47,063
439	Choice Hotels International, Inc.	49,006
281	Churchill Downs, Inc.	53,820
395	Marriott Vacations Worldwide Corp.	45,899
591	Papa John’s International, Inc.	49,360
743	Texas Roadhouse, Inc.	54,388
1,074	Travel + Leisure Co.	41,693
239	Vail Resorts, Inc.	52,114
2,832	Wendy’s (The) Co.	53,468
530	Wingstop, Inc.	39,628
735	Wyndham Hotels & Resorts, Inc.	48,304
		585,436
	Household Durables – 2.1%
1,788	Leggett & Platt, Inc.	61,829
2,906	Newell Brands, Inc.	55,330
1,485	PulteGroup, Inc.	58,851
2,229	Tempur Sealy International, Inc.	47,634
1,323	Toll Brothers, Inc.	59,006
360	Whirlpool Corp.	55,753
		338,403
	Household Products – 0.3%
1,782	Reynolds Consumer Products, Inc.	48,595
	Independent Power & Renewable Electricity Producers – 0.7%
1,153	Clearway Energy, Inc., Class C	40,171
514	Ormat Technologies, Inc.	40,272
Shares	Description	Value

	Independent Power & Renewable Electricity Producers (Continued)
1,811	Vistra Corp.	$41,381
		121,824
	Insurance – 4.0%
910	American Equity Investment Life Holding Co.	33,279
264	American Financial Group, Inc.	36,646
200	Assurant, Inc.	34,570
595	Axis Capital Holdings Ltd.	33,968
205	Erie Indemnity Co., Class A	39,399
121	Everest Re Group Ltd.	33,914
555	First American Financial Corp.	29,370
361	Globe Life, Inc.	35,187
243	Hanover Insurance Group (The), Inc.	35,539
636	Kemper Corp.	30,464
159	Kinsale Capital Group, Inc.	36,513
556	Lincoln National Corp.	26,004
1,390	Old Republic International Corp.	31,080
265	Primerica, Inc.	31,718
332	Reinsurance Group of America, Inc.	38,940
229	RenaissanceRe Holdings Ltd.	35,809
325	RLI Corp.	37,892
402	Selective Insurance Group, Inc.	34,950
1,153	Unum Group	39,225
		654,467
	IT Services – 1.8%
876	Concentrix Corp	118,821
1,164	Genpact Ltd.	49,307
257	Jack Henry & Associates, Inc.	46,265
676	Maximus, Inc.	42,257
2,703	Western Union (The) Co.	44,518
		301,168
	Leisure Products – 1.0%
626	Brunswick Corp.	40,928
760	Hasbro, Inc.	62,229
591	Polaris, Inc.	58,674
		161,831
	Life Sciences Tools & Services – 2.0%
1,760	Azenta, Inc.	126,896
3,295	Bruker Corp.	206,794
		333,690
	Machinery – 4.3%
360	AGCO Corp.	35,532
1,290	Allison Transmission Holdings, Inc.	49,600
468	Crane Holdings Co.	40,978
975	Donaldson Co., Inc.	46,937

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
1,411	Flowserve Corp.	$40,397
610	Franklin Electric Co., Inc.	44,689
726	Graco, Inc.	43,132
673	ITT, Inc.	45,253
428	John Bean Technologies Corp.	47,260
368	Lincoln Electric Holdings, Inc.	45,396
223	Nordson Corp.	45,144
503	Oshkosh Corp.	41,316
247	Snap-on, Inc.	48,666
748	Timken (The) Co.	39,681
592	Toro (The) Co.	44,868
363	Watts Water Technologies, Inc., Class A	44,591
		703,440
	Marine – 0.2%
416	Matson, Inc.	30,318
	Media – 1.5%
84	Cable One, Inc.	108,303
1,357	New York Times (The) Co., Class A	37,860
2,809	News Corp., Class A	43,764
330	Nexstar Media Group, Inc., Class A	53,751
		243,678
	Metals & Mining – 1.2%
505	Alcoa Corp.	23,018
1,091	Commercial Metals Co.	36,112
248	Reliance Steel & Aluminum Co.	42,125
322	Royal Gold, Inc.	34,383
545	Steel Dynamics, Inc.	36,052
1,192	United States Steel Corp.	21,349
		193,039
	Multiline Retail – 0.8%
232	Dillard’s, Inc., Class A	51,172
1,029	Kohl’s Corp.	36,725
2,554	Macy’s, Inc.	46,789
		134,686
	Multi-Utilities – 0.5%
547	Black Hills Corp.	39,805
1,324	NiSource, Inc.	39,045
		78,850
	Oil, Gas & Consumable Fuels – 4.8%
5,527	Antero Midstream Corp.	50,019
1,454	APA Corp.	50,745
705	Chesapeake Energy Corp.	57,176
1,006	Civitas Resources, Inc.	52,604
1,107	DT Midstream, Inc.	54,265
759	Enviva Inc.	43,430
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
1,746	EQT Corp.	$60,062
2,540	Magnolia Oil & Gas Corp., Class A	53,315
1,134	Matador Resources, Co.	52,833
1,487	Murphy Oil Corp.	44,893
1,111	Ovintiv, Inc.	49,095
827	PDC Energy, Inc.	50,951
1,542	SM Energy Co.	52,721
796	Targa Resources Corp.	47,497
44	Texas Pacific Land Corp.	65,473
		785,079
	Paper & Forest Products – 0.3%
815	Louisiana-Pacific Corp.	42,714
	Pharmaceuticals – 2.6%
6,065	Organon & Co.	204,694
5,512	Perrigo Co. PLC	223,622
		428,316
	Professional Services – 3.8%
577	Booz Allen Hamilton Holding Corp.	52,138
465	Exponent, Inc.	42,533
504	Insperity, Inc.	50,314
2,666	KBR, Inc.	129,008
1,351	Leidos Holdings, Inc.	136,059
539	ManpowerGroup, Inc.	41,185
440	Robert Half International, Inc.	32,952
1,583	Science Applications International Corp.	147,377
		631,566
	Real Estate Management & Development – 0.1%
1,948	eXp World Holdings, Inc.	22,928
	Road & Rail – 0.9%
1,004	Knight-Swift Transportation Holdings, Inc.	46,475
336	Landstar System, Inc.	48,861
639	Ryder System, Inc.	45,408
		140,744
	Semiconductors & Semiconductor Equipment – 2.1%
6,717	Amkor Technology, Inc.	113,853
335	MKS Instruments, Inc.	34,381
1,574	Power Integrations, Inc.	118,066
874	Universal Display Corp.	88,396
		354,696
	Software – 2.0%
3,302	Bentley Systems, Inc., Class B	109,957

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,865	Dolby Laboratories, Inc., Class A	$133,459
1,809	Pegasystems, Inc.	86,543
		329,959
	Specialty Retail – 2.8%
3,704	American Eagle Outfitters, Inc.	41,411
622	Dick’s Sporting Goods, Inc.	46,880
2,098	Foot Locker, Inc.	52,974
4,419	Gap (The), Inc.	36,413
206	Lithia Motors, Inc.	56,611
311	Murphy USA, Inc.	72,423
664	Penske Automotive Group, Inc.	69,514
856	Signet Jewelers Ltd.	45,762
429	Williams-Sonoma, Inc.	47,597
		469,585
	Textiles, Apparel & Luxury Goods – 1.7%
676	Carter’s, Inc.	47,644
687	Columbia Sportswear Co.	49,175
4,179	Hanesbrands, Inc.	43,002
812	PVH Corp.	46,203
549	Ralph Lauren Corp.	49,218
1,675	Tapestry, Inc.	51,121
		286,363
	Thrifts & Mortgage Finance – 1.0%
881	Essent Group Ltd.	34,271
2,680	MGIC Investment Corp.	33,768
3,354	New York Community Bancorp, Inc.	30,622
1,620	Radian Group, Inc.	31,833
281	Walker & Dunlop, Inc.	27,071
		157,565
	Trading Companies & Distributors – 1.1%
1,134	Air Lease Corp.	37,910
300	Herc Holdings, Inc.	27,045
594	MSC Industrial Direct Co., Inc., Class A	44,616
722	Triton International Ltd.	38,013
165	Watsco, Inc.	39,405
		186,989
	Water Utilities – 0.2%
816	Essential Utilities, Inc.	37,414
	Total Common Stocks	14,950,431
	(Cost $16,752,839)
REAL ESTATE INVESTMENT TRUSTS – 9.0%
	Equity Real Estate Investment Trusts – 8.1%
628	Agree Realty Corp.	45,298
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
744	American Campus Communities, Inc.	$47,966
1,041	American Homes 4 Rent, Class A	36,893
1,494	Americold Realty Trust	44,880
771	Apartment Income REIT Corp.	32,074
1,614	Brixmor Property Group, Inc.	32,619
1,024	Cousins Properties, Inc.	29,931
793	CubeSmart	33,877
1,234	Douglas Emmett, Inc.	27,617
204	EastGroup Properties, Inc.	31,483
338	Federal Realty Investment Trust	32,360
673	First Industrial Realty Trust, Inc.	31,954
888	Gaming and Leisure Properties, Inc.	40,724
1,516	Healthcare Realty Trust, Inc.	41,235
911	Highwoods Properties, Inc.	31,147
2,144	Host Hotels & Resorts, Inc.	33,618
203	Innovative Industrial Properties, Inc.	22,304
752	Iron Mountain, Inc.	36,615
541	Kilroy Realty Corp.	28,310
1,829	Kite Realty Group Trust	31,623
359	Lamar Advertising Co., Class A	31,581
294	Life Storage, Inc.	32,828
2,626	LXP Industrial Trust	28,203
1,970	Medical Properties Trust, Inc.	30,082
927	National Retail Properties, Inc.	39,861
658	National Storage Affiliates Trust	32,946
1,337	Omega Healthcare Investors, Inc.	37,690
2,133	Park Hotels & Resorts, Inc.	28,945
2,375	Physicians Realty Trust	41,444
248	PS Business Parks, Inc.	46,413
1,013	Rayonier, Inc.	37,866
584	Regency Centers Corp.	34,637
554	Rexford Industrial Realty, Inc.	31,905
508	SL Green Realty Corp.	23,444
905	Spirit Realty Capital, Inc.	34,191
998	STAG Industrial, Inc.	30,818
1,412	STORE Capital Corp.	36,825
557	Terreno Realty Corp.	31,042
910	Vornado Realty Trust	26,017
		1,329,266
	Mortgage Real Estate Investment Trusts – 0.9%
2,744	AGNC Investment Corp.	30,376
5,107	Annaly Capital Management, Inc.	30,182
1,143	Blackstone Mortgage Trust, Inc., Class A	31,627
3,308	New Residential Investment Corp.	30,830

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
1,503	Starwood Property Trust, Inc.	$31,398
		154,413
	Total Real Estate Investment Trusts	1,483,679
	(Cost $1,662,403)
	Total Investments – 99.8%	16,434,110
	(Cost $18,415,242)
	Net Other Assets and Liabilities – 0.2%	25,304
	Net Assets – 100.0%	$16,459,414

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 14,950,431	$ 14,950,431	$ —	$ —
Real Estate Investment Trusts*	1,483,679	1,483,679	—	—
Total Investments	$ 16,434,110	$ 16,434,110	$—	$—

*	See Portfolio of Investments for industry breakout.

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 88.1%
	Aerospace & Defense – 0.5%
1,779	Maxar Technologies, Inc.	$46,414
799	Moog, Inc., Class A	63,433
		109,847
	Air Freight & Logistics – 0.3%
718	Forward Air Corp.	66,027
	Auto Components – 1.0%
5,308	Dana, Inc.	74,683
899	LCI Industries	100,580
1,165	Patrick Industries, Inc.	60,394
		235,657
	Automobiles – 0.4%
1,726	Winnebago Industries, Inc.	83,815
	Banks – 9.8%
1,079	Ameris Bancorp	43,354
2,081	Associated Banc-Corp.	37,999
1,291	Atlantic Union Bankshares Corp.	43,791
570	BancFirst Corp.	54,555
564	Bank of Hawaii Corp.	41,962
1,077	BankUnited, Inc.	38,309
809	Banner Corp.	45,474
1,635	Berkshire Hills Bancorp, Inc.	40,499
1,058	Cathay General Bancorp	41,421
1,466	Columbia Banking System, Inc.	42,001
2,039	CVB Financial Corp.	50,587
1,369	Dime Community Bancshares, Inc.	40,591
830	Eagle Bancorp, Inc.	39,350
1,002	Enterprise Financial Services Corp.	41,583
1,065	FB Financial Corp.	41,769
1,134	First Bancorp	39,577
3,608	First BanCorp	46,579
1,869	First Busey Corp.	42,707
3,122	First Commonwealth Financial Corp.	41,897
2,054	First Financial Bancorp	39,848
1,949	First Foundation, Inc.	39,915
1,697	First Hawaiian, Inc.	38,539
1,289	First Interstate BancSystem, Inc., Class A	49,124
1,138	First Merchants Corp.	40,535
2,848	Fulton Financial Corp.	41,154
990	Heartland Financial USA, Inc.	41,125
1,610	Hilltop Holdings, Inc.	42,923
2,945	Hope Bancorp, Inc.	40,759
665	Independent Bank Group, Inc.	45,160
1,121	International Bancshares Corp.	44,930
649	Lakeland Financial Corp.	43,106
931	Live Oak Bancshares, Inc.	31,552
862	Meta Financial Group, Inc.	33,333
1,175	National Bank Holdings Corp., Class A	44,967
Shares	Description	Value

	Banks (Continued)
1,311	NBT Bancorp, Inc.	$49,280
3,505	Northwest Bancshares, Inc.	44,864
1,778	OFG Bancorp	45,161
2,891	Old National Bancorp	42,758
1,339	Pacific Premier Bancorp, Inc.	39,152
360	Park National Corp.	43,650
1,416	Renasant Corp.	40,795
1,055	Sandy Spring Bancorp, Inc.	41,219
1,352	Seacoast Banking Corp. of Florida	44,670
1,805	Simmons First National Corp., Class A	38,374
896	Stock Yards Bancorp, Inc.	53,599
1,582	Towne Bank	42,951
1,559	Trustmark Corp.	45,507
1,361	United Community Banks, Inc.	41,089
1,241	Veritex Holdings, Inc.	36,312
1,442	Washington Federal, Inc.	43,289
1,379	WesBanco, Inc.	43,728
782	Westamerica BanCorp	43,526
		2,210,899
	Beverages – 0.4%
810	MGP Ingredients, Inc.	81,073
	Building Products – 0.8%
1,259	AAON, Inc.	68,943
597	CSW Industrials, Inc.	61,509
1,982	Zurn Water Solutions Corp.	53,989
		184,441
	Capital Markets – 2.2%
1,204	Artisan Partners Asset Management, Inc., Class A	42,826
678	B. Riley Financial, Inc.	28,645
10,761	BGC Partners, Inc., Class A	36,265
1,952	Brightsphere Investment Group, Inc.	35,156
1,390	Federated Hermes, Inc.	44,188
613	Hamilton Lane, Inc., Class A	41,181
1,008	Moelis & Co., Class A	39,665
361	Piper Sandler Cos.	40,923
751	PJT Partners, Inc., Class A	52,780
1,433	StepStone Group, Inc., Class A	37,301
1,640	Victory Capital Holdings, Inc., Class A	39,524
1,273	Virtu Financial, Inc., Class A	29,801
197	Virtus Investment Partners, Inc.	33,691
		501,946
	Chemicals – 1.8%
807	Cabot Corp.	51,479
596	Innospec, Inc.	57,091
833	Minerals Technologies, Inc.	51,096
169	NewMarket Corp.	50,862
320	Quaker Chemical Corp.	47,847

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
656	Sensient Technologies Corp.	$52,847
558	Stepan Co.	56,553
1,152	Trinseo PLC	44,306
		412,081
	Commercial Services & Supplies – 1.9%
1,525	ABM Industries, Inc.	66,215
1,516	Brady Corp., Class A	71,616
1,031	Brink’s (The) Co.	62,592
2,517	HNI Corp.	87,315
2,699	MillerKnoll, Inc.	70,903
381	UniFirst Corp.	65,600
		424,241
	Construction & Engineering – 1.4%
2,681	Arcosa, Inc.	124,479
789	Comfort Systems USA, Inc.	65,605
2,140	Granite Construction, Inc.	62,359
2,947	Primoris Services Corp.	64,127
		316,570
	Consumer Finance – 0.8%
1,249	Bread Financial Holdings, Inc.	46,288
672	FirstCash Holdings, Inc.	46,711
2,778	Navient Corp.	38,864
557	Nelnet, Inc., Class A	47,484
		179,347
	Containers & Packaging – 0.9%
1,079	Greif, Inc., Class A	67,308
6,978	Pactiv Evergreen, Inc.	69,501
2,186	TriMas Corp.	60,530
		197,339
	Diversified Consumer Services – 0.8%
152	Graham Holdings Co., Class B	86,160
1,405	Strategic Education, Inc.	99,165
		185,325
	Diversified Financial Services – 0.3%
1,993	Compass Diversified Holdings	42,690
1,070	Jackson Financial, Inc., Class A	28,623
		71,313
	Diversified Telecommunication Services – 0.6%
2,255	Cogent Communications Holdings, Inc.	137,014
	Electric Utilities – 0.8%
749	ALLETE, Inc.	44,026
Shares	Description	Value

	Electric Utilities (Continued)
628	MGE Energy, Inc.	$48,877
1,122	Otter Tail Corp.	75,320
		168,223
	Electrical Equipment – 0.7%
615	Encore Wire Corp.	63,911
941	EnerSys	55,481
5,736	GrafTech International Ltd.	40,554
		159,946
	Electronic Equipment, Instruments & Components – 4.6%
4,065	Advanced Energy Industries, Inc.	296,664
704	Badger Meter, Inc.	56,946
1,266	Belden, Inc.	67,440
8,089	Methode Electronics, Inc.	299,616
17,852	Vishay Intertechnology, Inc.	318,123
		1,038,789
	Energy Equipment & Services – 1.9%
2,705	Cactus, Inc., Class A	108,931
3,588	Helmerich & Payne, Inc.	154,499
9,917	Patterson-UTI Energy, Inc.	156,292
		419,722
	Entertainment – 0.4%
1,494	World Wrestling Entertainment, Inc., Class A	93,360
	Food & Staples Retailing – 0.7%
1,183	PriceSmart, Inc.	84,738
971	Weis Markets, Inc.	72,379
		157,117
	Food Products – 0.8%
2,569	B&G Foods, Inc. (a)	61,091
1,256	Cal-Maine Foods, Inc.	62,059
447	J&J Snack Foods Corp.	62,428
		185,578
	Gas Utilities – 0.7%
363	Chesapeake Utilities Corp.	47,027
969	Northwest Natural Holding Co.	51,454
699	Spire, Inc.	51,984
		150,465
	Health Care Equipment & Supplies – 0.3%
275	Mesa Laboratories, Inc.	56,083
	Health Care Providers & Services – 13.7%
26,616	Owens & Minor, Inc.	837,073
36,194	Patterson Cos., Inc.	1,096,678

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
48,836	Select Medical Holdings Corp.	$1,153,507
		3,087,258
	Hotels, Restaurants & Leisure – 1.5%
4,250	Bloomin’ Brands, Inc.	70,635
786	Cracker Barrel Old Country Store, Inc.	65,623
997	Jack in the Box, Inc.	55,892
6,280	Krispy Kreme, Inc.	85,408
1,921	Red Rock Resorts, Inc., Class A	64,084
		341,642
	Household Durables – 1.7%
1,741	Century Communities, Inc.	78,293
830	Installed Building Products, Inc.	69,023
2,880	KB Home	81,965
3,536	La-Z-Boy, Inc.	83,838
2,465	MDC Holdings, Inc.	79,644
		392,763
	Household Products – 0.9%
2,253	Energizer Holdings, Inc.	63,872
780	Spectrum Brands Holdings, Inc.	63,976
378	WD-40 Co.	76,114
		203,962
	Insurance – 1.3%
1,148	Argo Group International Holdings Ltd.	42,315
743	Assured Guaranty Ltd.	41,452
1,887	CNO Financial Group, Inc.	34,136
1,132	Horace Mann Educators Corp.	43,446
861	Mercury General Corp.	38,142
780	Stewart Information Services Corp.	38,805
41	White Mountains Insurance Group Ltd.	51,092
		289,388
	Internet & Direct Marketing Retail – 1.0%
3,759	Shutterstock, Inc.	215,428
	IT Services – 3.7%
5,505	CSG Systems International, Inc.	328,538
1,714	EVERTEC, Inc.	63,212
11,353	Switch, Inc., Class A	380,326
850	TTEC Holdings, Inc.	57,707
		829,783
	Leisure Products – 0.4%
2,317	Acushnet Holdings Corp.	96,573
Shares	Description	Value

	Machinery – 5.0%
488	Alamo Group, Inc.	$56,818
832	Albany International Corp., Class A	65,553
1,803	Altra Industrial Motion Corp.	63,556
1,633	Astec Industries, Inc.	66,594
1,746	Barnes Group, Inc.	54,370
718	EnPro Industries, Inc.	58,826
1,004	ESCO Technologies, Inc.	68,643
2,081	Federal Signal Corp.	74,084
875	Helios Technologies, Inc.	57,969
1,588	Hillenbrand, Inc.	65,044
361	Kadant, Inc.	65,828
2,453	Kennametal, Inc.	56,983
447	Lindsay Corp.	59,371
1,019	Mueller Industries, Inc.	54,303
5,433	Mueller Water Products, Inc., Class A	63,729
1,944	Shyft Group (The), Inc.	36,139
890	Tennant Co.	52,733
1,968	Terex Corp.	53,864
2,042	Trinity Industries, Inc.	49,457
		1,123,864
	Media – 1.0%
4,226	Gray Television, Inc.	71,377
1,759	John Wiley & Sons, Inc., Class A	84,010
3,328	Sinclair Broadcast Group, Inc., Class A	67,891
		223,278
	Metals & Mining – 1.1%
1,314	Carpenter Technology Corp.	36,674
879	Compass Minerals International, Inc.	31,108
8,399	Hecla Mining Co.	32,924
587	Kaiser Aluminum Corp.	46,426
644	Materion Corp.	47,482
1,074	Worthington Industries, Inc.	47,363
		241,977
	Multiline Retail – 0.7%
2,251	Franchise Group, Inc.	78,943
3,440	Nordstrom, Inc.	72,687
		151,630
	Multi-Utilities – 0.4%
1,110	Avista Corp.	48,296
828	NorthWestern Corp.	48,794
		97,090
	Oil, Gas & Consumable Fuels – 3.5%
1,117	Arch Resources, Inc.	159,832
3,433	California Resources Corp.	132,171
18,187	Equitrans Midstream Corp.	115,669

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
5,444	Northern Oil and Gas, Inc.	$137,515
1,049	Oasis Petroleum, Inc.	127,611
5,676	World Fuel Services Corp.	116,131
		788,929
	Personal Products – 1.2%
1,890	Edgewell Personal Care Co.	65,243
1,059	Inter Parfums, Inc.	77,370
407	Medifast, Inc.	73,468
1,447	Nu Skin Enterprises, Inc., Class A	62,655
		278,736
	Professional Services – 1.2%
745	ICF International, Inc.	70,775
949	Kforce, Inc.	58,212
1,081	Korn Ferry	62,720
814	ManTech International Corp., Class A	77,696
		269,403
	Real Estate Management & Development – 0.7%
2,196	Kennedy-Wilson Holdings, Inc.	41,592
1,016	Marcus & Millichap, Inc.	37,582
3,364	Newmark Group, Inc., Class A	32,530
904	St. Joe (The) Co.	35,762
		147,466
	Road & Rail – 1.1%
871	ArcBest Corp.	61,292
3,953	Marten Transport Ltd.	66,489
2,753	Schneider National, Inc., Class B	61,612
1,712	Werner Enterprises, Inc.	65,981
		255,374
	Software – 3.4%
2,346	InterDigital, Inc.	142,637
7,431	Progress Software Corp.	336,624
20,201	Xperi Holding Corp.	291,501
		770,762
	Specialty Retail – 2.9%
2,366	Academy Sports & Outdoors, Inc.	84,088
2,823	Buckle (The), Inc.	78,169
3,336	Camping World Holdings, Inc., Class A (a)	72,024
556	Group 1 Automotive, Inc.	94,409
4,268	Guess?, Inc.	72,769
2,104	Monro, Inc.	90,220
3,703	Rent-A-Center, Inc.	72,023
2,194	Sonic Automotive, Inc., Class A	80,366
		644,068
Shares	Description	Value

	Technology Hardware, Storage & Peripherals – 1.1%
17,348	Xerox Holdings Corp.	$257,618
	Textiles, Apparel & Luxury Goods – 1.8%
2,255	Kontoor Brands, Inc.	75,249
4,719	Levi Strauss & Co., Class A	77,014
1,030	Oxford Industries, Inc.	91,402
2,413	Steven Madden Ltd.	77,723
4,134	Wolverine World Wide, Inc.	83,342
		404,730
	Thrifts & Mortgage Finance – 0.7%
4,352	Capitol Federal Financial, Inc.	39,952
889	PennyMac Financial Services, Inc.	38,858
2,023	Provident Financial Services, Inc.	45,032
1,015	WSFS Financial Corp.	40,691
		164,533
	Tobacco – 0.3%
5,757	Vector Group Ltd.	60,448
	Trading Companies & Distributors – 1.6%
684	Applied Industrial Technologies, Inc.	65,780
794	Boise Cascade Co.	47,235
570	GATX Corp.	53,671
1,614	H&E Equipment Services, Inc.	46,758
826	McGrath RentCorp	62,776
1,832	Rush Enterprises, Inc., Class A	88,302
		364,522
	Water Utilities – 0.8%
562	American States Water Co.	45,808
845	California Water Service Group	46,940
476	Middlesex Water Co.	41,736
720	SJW Group	44,935
		179,419
	Wireless Telecommunication Services – 0.6%
7,928	Telephone & Data Systems, Inc.	125,183
	Total Common Stocks	19,832,045
	(Cost $22,203,600)
REAL ESTATE INVESTMENT TRUSTS – 11.4%
	Equity Real Estate Investment Trusts – 7.6%
2,471	Acadia Realty Trust	38,597
2,309	Alexander & Baldwin, Inc.	41,447
1,412	American Assets Trust, Inc.	41,936
2,981	Apple Hospitality REIT, Inc.	43,731
3,787	Brandywine Realty Trust	36,507

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
2,460	Broadstone Net Lease, Inc.	$50,455
2,775	CareTrust REIT, Inc.	51,171
545	Centerspace	44,445
1,876	Corporate Office Properties Trust	49,132
2,534	Easterly Government Properties, Inc.	48,247
5,454	Empire State Realty Trust, Inc., Class A	38,342
978	EPR Properties	45,897
2,118	Essential Properties Realty Trust, Inc.	45,516
1,981	Four Corners Property Trust, Inc.	52,675
3,404	Global Net Lease, Inc.	48,201
1,930	Hudson Pacific Properties, Inc.	28,641
2,027	Independence Realty Trust, Inc.	42,020
2,362	Industrial Logistics Properties Trust	33,257
1,741	InvenTrust Properties Corp.	44,900
2,022	iStar, Inc.	27,722
1,833	JBG SMITH Properties	43,332
1,391	LTC Properties, Inc.	53,400
3,424	Macerich (The) Co.	29,823
907	National Health Investors, Inc.	54,973
593	NexPoint Residential Trust, Inc.	37,068
1,884	Outfront Media, Inc.	31,934
4,909	Paramount Group, Inc.	35,492
2,189	Pebblebrook Hotel Trust	36,272
1,556	Phillips Edison & Co Inc	51,986
3,111	Piedmont Office Realty Trust, Inc., Class A	40,816
1,015	PotlatchDeltic Corp.	44,853
2,761	Retail Opportunity Investments Corp.	43,569
3,803	RLJ Lodging Trust	41,947
3,597	Sabra Health Care REIT, Inc.	50,250
967	Safehold, Inc.	34,203
6,065	Service Properties Trust	31,720
3,205	SITE Centers Corp.	43,171
3,115	Tanger Factory Outlet Centers, Inc.	44,295
3,892	Uniti Group, Inc.	36,663
2,804	Urban Edge Properties	42,649
2,101	Washington Real Estate Investment Trust	44,772
		1,726,027
	Mortgage Real Estate Investment Trusts – 3.8%
3,399	Apollo Commercial Real Estate Finance, Inc.	35,486
2,775	Arbor Realty Trust, Inc.	36,380
3,932	Chimera Investment Corp.	34,680
1,130	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	42,782
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
3,990	Ladder Capital Corp.	$42,055
46,996	MFA Financial, Inc.	505,207
12,973	New York Mortgage Trust, Inc.	35,805
2,804	PennyMac Mortgage Investment Trust	38,779
4,497	Redwood Trust, Inc.	34,672
8,563	Two Harbors Investment Corp.	42,644
		848,490
	Total Real Estate Investment Trusts	2,574,517
	(Cost $3,213,172)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.2%
	Capital Markets – 0.2%
3,113	Golub Capital BDC, Inc.	40,345
	(Cost $47,790)
MONEY MARKET FUNDS – 0.3%
62,463	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (b) (c)	62,463
	(Cost $62,463)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.3%
$58,745	BNP Paribas S.A., 1.44% (b), dated 6/30/22, due 7/01/22, with a maturity value of $58,747. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 5/31/28. The value of the collateral including accrued interest is $60,043. (c)	58,745
	(Cost $58,745)
	Total Investments – 100.3%	22,568,115
	(Cost $25,585,770)
	Net Other Assets and Liabilities – (0.3)%	(57,497)
	Net Assets – 100.0%	$22,510,618

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $119,793 and the total value of the collateral held by the Fund is $121,208.
(b)	Rate shown reflects yield as of June 30, 2022.
(c)	This security serves as collateral for securities on loan.

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,832,045	$ 19,832,045	$ —	$ —
Real Estate Investment Trusts*	2,574,517	2,574,517	—	—
Common Stocks - Business Development Companies*	40,345	40,345	—	—
Money Market Funds	62,463	62,463	—	—
Repurchase Agreements	58,745	—	58,745	—
Total Investments	$ 22,568,115	$ 22,509,370	$ 58,745	$—

*	See Portfolio of Investments for industry breakout.

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.9%
	Aerospace & Defense – 2.2%
332	General Dynamics Corp.	$73,455
275	L3Harris Technologies, Inc.	66,468
225	Lockheed Martin Corp.	96,741
127	Northrop Grumman Corp.	60,778
843	Raytheon Technologies Corp.	81,021
		378,463
	Air Freight & Logistics – 0.4%
404	United Parcel Service, Inc., Class B	73,746
	Banks – 3.6%
942	Bank of America Corp.	29,325
1,414	Citigroup, Inc.	65,030
1,501	Citizens Financial Group, Inc.	53,571
1,248	Fifth Third Bancorp	41,933
5,641	Huntington Bancshares, Inc.	67,861
404	JPMorgan Chase & Co.	45,494
2,999	KeyCorp	51,673
316	M&T Bank Corp.	50,367
285	PNC Financial Services Group (The), Inc.	44,964
2,653	Regions Financial Corp.	49,744
1,162	Truist Financial Corp.	55,114
1,259	US Bancorp	57,939
631	Wells Fargo & Co.	24,716
		637,731
	Beverages – 0.6%
680	Coca-Cola (The) Co.	42,779
803	Keurig Dr. Pepper, Inc.	28,418
236	PepsiCo, Inc.	39,332
		110,529
	Biotechnology – 4.2%
1,350	AbbVie, Inc.	206,766
825	Amgen, Inc.	200,723
5,408	Gilead Sciences, Inc.	334,268
		741,757
	Building Products – 1.1%
1,160	Johnson Controls International PLC	55,541
1,535	Masco Corp.	77,671
424	Trane Technologies PLC	55,065
		188,277
	Capital Markets – 2.7%
99	Ameriprise Financial, Inc.	23,530
1,067	Bank of New York Mellon (The) Corp.	44,505
58	BlackRock, Inc.	35,324
498	Blackstone, Inc.	45,432
826	Carlyle Group (The), Inc.	26,151
129	CME Group, Inc.	26,406
Shares	Description	Value

	Capital Markets (Continued)
2,890	Franklin Resources, Inc.	$67,366
132	Goldman Sachs Group (The), Inc.	39,207
634	Morgan Stanley	48,222
408	Northern Trust Corp.	39,364
581	State Street Corp.	35,819
384	T Rowe Price Group, Inc.	43,626
		474,952
	Chemicals – 1.5%
92	Air Products and Chemicals, Inc.	22,124
125	Celanese Corp.	14,701
645	Dow, Inc.	33,289
921	DuPont de Nemours, Inc.	51,189
216	Eastman Chemical Co.	19,390
109	FMC Corp.	11,664
170	International Flavors & Fragrances, Inc.	20,251
401	LyondellBasell Industries N.V., Class A	35,072
545	PPG Industries, Inc.	62,315
		269,995
	Commercial Services & Supplies – 0.1%
78	Republic Services, Inc.	10,208
71	Waste Management, Inc.	10,861
		21,069
	Communications Equipment – 0.3%
1,454	Cisco Systems, Inc.	61,999
	Consumer Finance – 1.1%
1,035	Ally Financial, Inc.	34,683
517	Capital One Financial Corp.	53,866
316	Discover Financial Services	29,887
2,945	Synchrony Financial	81,341
		199,777
	Containers & Packaging – 0.8%
84	Avery Dennison Corp.	13,597
832	International Paper Co.	34,803
665	Packaging Corp. of America	91,437
		139,837
	Distributors – 1.2%
1,597	Genuine Parts Co.	212,401
	Diversified Financial Services – 0.3%
977	Apollo Global Management, Inc.	47,365
	Diversified Telecommunication Services – 2.2%
11,377	AT&T, Inc.	238,462

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services (Continued)
2,984	Verizon Communications, Inc.	$151,438
		389,900
	Electric Utilities – 1.7%
317	Alliant Energy Corp.	18,579
231	American Electric Power Co., Inc.	22,162
238	Duke Energy Corp.	25,516
419	Edison International	26,498
217	Entergy Corp.	24,443
358	Evergy, Inc.	23,360
238	Eversource Energy	20,104
385	Exelon Corp.	17,448
561	FirstEnergy Corp.	21,537
166	NextEra Energy, Inc.	12,858
1,339	PPL Corp.	36,327
379	Southern (The) Co.	27,026
270	Xcel Energy, Inc.	19,105
		294,963
	Electrical Equipment – 1.0%
544	Eaton Corp. PLC	68,539
860	Emerson Electric Co.	68,404
226	Rockwell Automation, Inc.	45,044
		181,987
	Electronic Equipment, Instruments & Components – 3.2%
11,194	Corning, Inc.	352,723
1,796	TE Connectivity Ltd.	203,217
		555,940
	Energy Equipment & Services – 0.1%
864	Baker Hughes Co.	24,944
	Food & Staples Retailing – 1.1%
378	Kroger (The) Co.	17,891
433	Sysco Corp.	36,680
1,457	Walgreens Boots Alliance, Inc.	55,220
757	Walmart, Inc.	92,036
		201,827
	Food Products – 2.6%
285	Archer-Daniels-Midland Co.	22,116
260	Bunge Ltd.	23,579
1,654	Conagra Brands, Inc.	56,633
684	General Mills, Inc.	51,608
115	Hershey (The) Co.	24,744
576	Hormel Foods Corp.	27,279
324	J.M. Smucker (The) Co.	41,475
857	Kellogg Co.	61,138
Shares	Description	Value

	Food Products (Continued)
1,585	Kraft Heinz (The) Co.	$60,452
214	McCormick & Co., Inc.	17,816
532	Mondelez International, Inc., Class A	33,032
346	Tyson Foods, Inc., Class A	29,777
		449,649
	Gas Utilities – 0.1%
138	Atmos Energy Corp.	15,470
	Health Care Equipment & Supplies – 1.7%
868	Abbott Laboratories	94,308
1,245	Baxter International, Inc.	79,967
1,368	Medtronic PLC	122,778
		297,053
	Health Care Providers & Services – 2.8%
4,081	Cardinal Health, Inc.	213,314
480	Cigna Corp.	126,490
308	CVS Health Corp.	28,539
885	Quest Diagnostics, Inc.	117,687
		486,030
	Hotels, Restaurants & Leisure – 3.6%
1,795	Darden Restaurants, Inc.	203,050
663	McDonald’s Corp.	163,681
1,725	Starbucks Corp.	131,773
1,119	Yum! Brands, Inc.	127,018
		625,522
	Household Durables – 1.3%
1,446	Garmin Ltd.	142,069
1,296	Lennar Corp., Class A	91,459
		233,528
	Household Products – 1.1%
365	Clorox (The) Co.	51,458
481	Colgate-Palmolive Co.	38,547
464	Kimberly-Clark Corp.	62,710
229	Procter & Gamble (The) Co.	32,928
		185,643
	Independent Power & Renewable Electricity Producers – 0.1%
696	AES (The) Corp.	14,623
	Industrial Conglomerates – 1.2%
1,085	3M Co.	140,410
409	Honeywell International, Inc.	71,088
		211,498

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance – 2.7%
663	Aflac, Inc.	$36,684
338	Allstate (The) Corp.	42,835
642	American International Group, Inc.	32,825
138	Chubb Ltd.	27,128
276	Cincinnati Financial Corp.	32,838
1,359	Fidelity National Financial, Inc.	50,229
563	Hartford Financial Services Group (The), Inc.	36,837
768	MetLife, Inc.	48,223
924	Principal Financial Group, Inc.	61,714
658	Prudential Financial, Inc.	62,957
208	Travelers (The) Cos., Inc.	35,179
		467,449
	IT Services – 6.0%
309	Automatic Data Processing, Inc.	64,902
203	Broadridge Financial Solutions, Inc.	28,938
659	Fidelity National Information Services, Inc.	60,411
5,844	International Business Machines Corp.	825,114
575	Paychex, Inc.	65,475
		1,044,840
	Machinery – 2.4%
356	Caterpillar, Inc.	63,638
549	Cummins, Inc.	106,248
444	Illinois Tool Works, Inc.	80,919
711	PACCAR, Inc.	58,544
207	Parker-Hannifin Corp.	50,932
637	Stanley Black & Decker, Inc.	66,796
		427,077
	Media – 3.1%
1,393	Comcast Corp., Class A	54,661
6,645	Interpublic Group of (The) Cos., Inc.	182,937
2,951	Omnicom Group, Inc.	187,713
5,098	Paramount Global, Class B	125,819
		551,130
	Metals & Mining – 0.1%
326	Newmont Corp.	19,452
	Multiline Retail – 0.5%
570	Target Corp.	80,501
	Multi-Utilities – 1.0%
193	Ameren Corp.	17,440
531	CenterPoint Energy, Inc.	15,707
273	CMS Energy Corp.	18,428
263	Consolidated Edison, Inc.	25,011
268	Dominion Energy, Inc.	21,389
152	DTE Energy Co.	19,266
Shares	Description	Value

	Multi-Utilities (Continued)
319	Public Service Enterprise Group, Inc.	$20,186
119	Sempra Energy	17,882
209	WEC Energy Group, Inc.	21,034
		176,343
	Oil, Gas & Consumable Fuels – 4.1%
326	Chevron Corp.	47,199
283	ConocoPhillips	25,416
1,979	Coterra Energy, Inc.	51,039
937	Devon Energy Corp.	51,638
168	Diamondback Energy, Inc.	20,353
223	EOG Resources, Inc.	24,628
816	Exxon Mobil Corp.	69,882
4,804	Kinder Morgan, Inc.	80,515
505	Marathon Petroleum Corp.	41,516
1,192	ONEOK, Inc.	66,156
776	Phillips 66	63,624
140	Pioneer Natural Resources Co.	31,231
605	Valero Energy Corp.	64,300
2,358	Williams (The) Cos., Inc.	73,593
		711,090
	Pharmaceuticals – 6.1%
2,581	Bristol-Myers Squibb Co.	198,737
902	Johnson & Johnson	160,114
2,661	Merck & Co., Inc.	242,603
3,915	Pfizer, Inc.	205,264
25,407	Viatris, Inc.	266,011
		1,072,729
	Road & Rail – 0.6%
220	Norfolk Southern Corp.	50,004
244	Union Pacific Corp.	52,040
		102,044
	Semiconductors & Semiconductor Equipment – 9.9%
1,598	Analog Devices, Inc.	233,452
598	Broadcom, Inc.	290,514
8,828	Intel Corp.	330,256
1,139	NXP Semiconductors N.V.	168,606
1,794	QUALCOMM, Inc.	229,166
1,891	Skyworks Solutions, Inc.	175,182
1,986	Texas Instruments, Inc.	305,149
		1,732,325
	Software – 2.5%
10,952	NortonLifeLock, Inc.	240,506
2,881	Oracle Corp.	201,295
		441,801
	Specialty Retail – 3.9%
798	Advance Auto Parts, Inc.	138,126

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
2,738	Best Buy Co., Inc.	$178,490
580	Home Depot (The), Inc.	159,077
557	Lowe’s Cos., Inc.	97,291
2,151	TJX (The) Cos., Inc.	120,133
		693,117
	Technology Hardware, Storage & Peripherals – 7.7%
26,482	Hewlett Packard Enterprise Co.	351,151
10,377	HP, Inc.	340,158
4,428	NetApp, Inc.	288,883
5,223	Seagate Technology Holdings PLC	373,131
		1,353,323
	Textiles, Apparel & Luxury Goods – 1.2%
4,650	VF Corp.	205,390
	Tobacco – 1.0%
2,004	Altria Group, Inc.	83,707
862	Philip Morris International, Inc.	85,114
		168,821
	Trading Companies & Distributors – 0.1%
305	Fastenal Co.	15,226
	Water Utilities – 0.1%
66	American Water Works Co., Inc.	9,819
	Total Common Stocks	16,998,952
	(Cost $18,730,950)
REAL ESTATE INVESTMENT TRUSTS – 2.8%
	Equity Real Estate Investment Trusts – 2.8%
83	Alexandria Real Estate Equities, Inc.	12,038
61	American Tower Corp.	15,591
76	AvalonBay Communities, Inc.	14,763
175	Boston Properties, Inc.	15,572
92	Camden Property Trust	12,372
122	Crown Castle International Corp.	20,542
173	Digital Realty Trust, Inc.	22,461
235	Duke Realty Corp.	12,913
16	Equinix, Inc.	10,512
189	Equity LifeStyle Properties, Inc.	13,319
223	Equity Residential	16,105
52	Essex Property Trust, Inc.	13,599
87	Extra Space Storage, Inc.	14,800
753	Healthpeak Properties, Inc.	19,510
334	Invitation Homes, Inc.	11,884
849	Kimco Realty Corp.	16,785
70	Mid-America Apartment Communities, Inc.	12,227
76	Prologis, Inc.	8,941
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
39	Public Storage	$12,194
436	Realty Income Corp.	29,761
320	Simon Property Group, Inc.	30,374
81	Sun Communities, Inc.	12,908
326	UDR, Inc.	15,009
349	Ventas, Inc.	17,949
1,287	VICI Properties, Inc.	38,340
195	Welltower, Inc.	16,058
355	Weyerhaeuser Co.	11,758
477	WP Carey, Inc.	39,524
	Total Real Estate Investment Trusts	487,809
	(Cost $528,454)
	Total Investments – 99.7%	17,486,761
	(Cost $19,259,404)
	Net Other Assets and Liabilities – 0.3%	43,974
	Net Assets – 100.0%	$17,530,735

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,998,952	$ 16,998,952	$ —	$ —
Real Estate Investment Trusts*	487,809	487,809	—	—
Total Investments	$ 17,486,761	$ 17,486,761	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Riskalyze, Nasdaq Riskalyze Developed Markets IndexTM, Nasdaq Riskalyze Emerging Markets IndexTM, Nasdaq Riskalyze US Large Cap IndexTM, Nasdaq Riskalyze US Mid Cap IndexTM, Nasdaq Riskalyze US Small Cap IndexTM, and Nasdaq Riskalyze Large Cap Select Dividend IndexTM are trademarks of Riskalyze, Inc. (the “Licensor”) and have been licensed for use for certain purposes by First Trust. The Funds are based on the Licensor’s indices and are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of trading in such Funds.